                                                          WELLS
                                                          FARGO

                                                          FUNDS





         Annual Report
         MONEY MARKET FUNDS




                             March 31, 2000



                             [GRAPHICS]








                             INSTITUTIONAL CLASS
                             CASH INVESTMENT MONEY MARKET FUND
                             NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CASH INVESTMENT MONEY MARKET FUND............................................2

  NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND............................4

  TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND................................6

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CASH INVESTMENT MONEY MARKET FUND............................................8

  NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND...........................13

  TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND...............................22

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................23

  STATEMENTS OF OPERATIONS....................................................24

  STATEMENTS OF CHANGES IN NET ASSETS.........................................26

  FINANCIAL HIGHLIGHTS........................................................30

NOTES TO FINANCIAL HIGHLIGHTS.................................................32
---------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS.................................................33
---------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT..................................................38
---------------------------------------------------------------------

TAX INFORMATION...............................................................39
---------------------------------------------------------------------

                                CORE PORTFOLIOS

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF OPERATIONS....................................................40

  STATEMENTS OF CHANGES IN NET ASSETS.........................................41

  FINANCIAL HIGHLIGHTS........................................................43

NOTES TO FINANCIAL STATEMENTS.................................................44
---------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT..................................................46
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................47
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the past year was unpredictable. It was a period characterized by rapidly shifting markets and unprecedented volatility.
   During the 12-month period ended March 31, 2000, blue chip stocks soared to a record high, only to surrender their gains following a series of interest rate hikes that sent the Dow Jones Industrial Average (the "Dow") into a tailspin. After a March rally, the Dow recovered most of its losses, yet still remained down for the year.
   In contrast, the Nasdaq Composite Index shattered the 5,000 barrier led by the turbocharged performance of technology stocks -- particularly genetics, semiconductor and communications stocks. Technology reigned for several months, while all other sectors scrambled for attention. That changed when the technology bubble burst in late March, sparking a sell-off that pounded speculative issues and left many investors concerned about the viability of many "New Economy" stocks.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Concerned about the potential for a run-up in inflation, the Federal Reserve Board (the "Fed") chose to raise interest rates five times over the fiscal year, with each hike coming in 0.25% increments. Rising interest rates have helped the Fund's investors capture additional yields on the short-term securities within each portfolio. And, because we believe that the Fed may be planning additional rate increases in coming months, our fund managers presently intend to keep the average maturity of their portfolios relatively short to take advantage of higher yields.
   At the same time, our money market funds, which maintained their $1 per share price throughout the period, continued to provide investors with a safe, stable and convenient place to hold cash while evaluating other potential investment opportunities.

INVESTING IN AN UPSIDE-DOWN MARKET
--------------------------------------------------------------------------------
   With dramatic market fluctuations becoming standard events, many investors are justifiably worried about the market's outlook. So what should you do amid uncertainty? The first thing to remember is to think long term. Over time, the market will regain its balance.
   More importantly, investors should stick with a clearly defined strategy of buying and holding a diversified portfolio of stocks, bonds and cash. If you adhere to your long-term strategy, you won't be as vulnerable to a downturn in one sector. Chances are that your overall returns will be more steady over time as well. The fact is, diversification is an effective strategy that investors can use to their advantage in virtually any market environment.
   In closing, thank you for investing with Wells Fargo Funds. With 61 mutual funds and more than $61 billion in mutual fund assets (as of February 29, 2000), we offer a complete array of mutual funds designed to meet most any investor need -- in any market environment.

  Sincerely,

    /s/ Michael J. Hogan                        /s/ W. Rodney Hughes
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Cash Investment Money Market Fund (the "Fund") seeks to provide investors with high current income consistent with preservation of capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  10/14/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares slightly underperformed the Fund's benchmark, the 90-Day Treasury Bill(1), for the fiscal year ending March 31, 2000, with a return of 5.26%(2) versus 5.27% for the benchmark.
   Rising interest rates contributed to the Fund's performance. During the past year, the Federal Reserve Board raised interest rates in 0.25% increments on five occasions to cool the nation's economy and to offset mounting inflationary pressures. In total, the Federal Funds Rate, the most sensitive indicator of the direction of interest rates, increased from 4.75% to 6% during this period.
   Rising interest rates also sent yields on short-term securities upward, creating opportunities for the Fund's management team to capture additional yields. The Fund's strong performance relative to its peer group was attributed to maintaining an average maturity that was slightly higher than the peer group, and through the purchase of certain out-of-favor securities -- such as asset-backed commercial paper and variable rate notes -- which added incremental yield to the Fund. Plus, as new cash flowed into the portfolio, the management team replaced maturing securities with longer term, higher yielding securities to benefit from more favorable yields.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   In an environment characterized by possible further interest rate hikes, the Fund is well positioned to continue its strong performance. In fact, the management team views ongoing market volatility as an opportunity to add securities with more attractive yields to the portfolio.

--------------------------------------------------------------------------------

    Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Institutional Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly single class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
2

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                                  6-Month        1-Year        5-Year       10-Year
INSTITUTIONAL CLASS                                                 2.82          5.26          5.33          5.10

LIPPER MONEY MARKET FUNDS AVERAGE(3)                                2.50          4.72          4.93          4.73

90-DAY TREASURY BILL                                                2.82          5.27          5.17          4.96

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  6.00%

7-DAY COMPOUND YIELD                 6.18%

30-DAY SIMPLE YIELD                  5.90%

30-DAY COMPOUND YIELD                6.06%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY           74 DAYS

NUMBER OF HOLDINGS                    153

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper              65%

Floating/Variable Rate Bonds   9%

Fixed-Rate Notes               8%

Asset-Backed Securities        6%

Repurchase Agreements          4%

CDs                            4%

Time Deposits                  4%

  MATURITY DISTRIBUTION
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 3-14 DAYS   25%
15-29 DAYS   16%

30-59 days   17%

60-89 days   12%

90-179 days  19%

180+ days    11%

--------------------------------------------------------------------------------

(3) Source: Lipper Analytical Services, Inc. The Lipper Money Market Funds Average is an average of funds that invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Tax-Free Institutional Money Market Fund (the "Fund") seeks to provide investors with high current income exempt from federal income taxes consistent with preservation of capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  01/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares slightly outperformed the Fund's peer group, the Lipper Institutional Tax-Exempt Money Market Funds Average(1), for the fiscal year ended March 31, 2000, with a return of 3.13%(2) compared to 3.12% for the Lipper average.
   Fixed-income securities of shorter maturities experienced rising yields throughout most of the 12-month period as the Federal Reserve Board raised interest rates five times -- with each rate increase coming in 0.25% increments -- in an attempt to slow the booming economy. The Fund's managers looked for opportunities to increase average yield in the Fund by buying nine- to 12-month securities when those securities were attractive relative to other maturity sectors. Because of this strategy, the Fund had a longer average maturity than most its peers during the quarter, and the Fund benefited from that strategy.
   Cash flow was volatile, especially late in the period, as shareholders prepared to pay taxes. The Fund increased liquidity in anticipation of such cash outflows, which translated into lower yields. More than 70% of the Fund was positioned in variable rate demand notes during the quarter. A dramatic rise in these short rates would likely enhance the yield in the Fund. If the short rates were to precipitously fall, the Fund's yield would decline.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Additional rate increases are forecast for the remainder of the year. The Fund is consistently managed to maintain a stable asset value of $1 per share given any level of volatility.

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Source: Lipper Analytical Services, Inc. The Lipper Institutional Tax-Exempt Money Market Funds average is an average of funds that invest in municipal obligations with dollar-weighted average maturies of less than 90 days. You cannot invest directly in a Lipper average.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Institutional Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for periods prior to
November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
4

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                                  6-Month        1-Year        5-Year       10-Year
INSTITUTIONAL CLASS                                                 1.67          3.13          3.30          3.29

LIPPER INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUNDS AVERAGE          1.64          3.12          3.25          3.30

90-DAY TREASURY BILL(3)                                             2.82          5.27          5.17          4.96

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  3.58%

7-DAY COMPOUND YIELD                 3.65%

30-DAY SIMPLE YIELD                  3.52%

30-DAY COMPOUND YIELD                3.58%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            50 DAYS

NUMBER OF HOLDINGS                     213

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes      73%

Municipal PUT Bonds          9%

Municipal Notes              8%

Municipal Bonds              4%

Municipal Commercial Paper   4%

Bond Anticipatory Notes      2%

  MATURITY DISTRIBUTION
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    73%

15-29 days    2%

30-59 days    5%

60-89 days    3%

90-179 days   9%

180+ days     8%

--------------------------------------------------------------------------------

(3) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Treasury Plus Institutional Money Market Fund (the "Fund") seeks to provide investors with current income and stability of principal by investing only in obligations issued or guaranteed by the U.S. Treasury and in notes and other instruments, including repurchase agreements, collateralized or secured by such obligations, which have remaining maturities not exceeding 397days (13 months).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  10/01/85

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares outperformed the Fund's benchmark, the Merrill Lynch Treasury Bill One-Year Index(1), for the year ending March 31, 2000, with a return of 4.98%(2) versus 4.31% for the Index.
   The impact of rising interest rates fueled Fund performance. During the past year, the Federal Reserve Board raised short-term interest rates five times -- with each rate increase coming in 0.25% increments -- to offset inflationary pressures and curb the nation's fast-growing economy. As a result, the Fund was able to capture additional yields on short-term Treasury securities, particularly among the repurchase agreements that comprise nearly 35% of the entire portfolio.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With economists forecasting additional rate increases throughout the year, the Fund's management team will increase the Fund's exposure to repurchase agreements, thereby shortening the average maturity of the overall portfolio.
   In addition, the management team will continue to implement its "barbell" investment strategy. This strategy entails purchasing short-term securities to mitigate against further rate hikes, while investing in certain longer-term -- and higher yielding -- securities when opportunities arise. All in all, the Fund is well positioned to continue its strong performance in the current interest rate environment.

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                                  6-Month        1-Year        5-Year       10-Year
INSTITUTIONAL CLASS                                                 2.59          4.98          5.21          4.88

BENCHMARK

  LIPPER INSTITUTIONAL U.S. TREASURY MONEY MARKET FUNDS
    AVERAGE(3)                                                      2.50          4.78          5.05          4.87

  MERRILL LYNCH ONE-YEAR TREASURY BILL INDEX                        1.95          4.31          5.60            --

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                  5.59%

7-DAY COMPOUND YIELD                 5.74%

30-DAY SIMPLE YIELD                  5.48%

30-DAY COMPOUND YIELD                5.62%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY            55 DAYS

NUMBER OF HOLDINGS                   18

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Notes    41%

Repurchase Agreements  35%

U.S. Treasury Bills    24%

  MATURITY DISTRIBUTION
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    35%

15-29 days   15%

30-59 days    9%

60-89 days   14%

90-179 days  23%

180+ days     4%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Institutional Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the period
October 1, 1995 through September 6, 1996 reflects performance of the Investor shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio. Performance shown for periods prior to October 1, 1995 reflects performance of the Service Class shares of the predecessor portfolio.
(3) Source: Lipper Analytical Services, Inc. The Lipper Institutional Money Market Funds average is an average of funds that invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE    MATURITY DATE+           VALUE
ASSET BACKED SECURITIES - 6.11%
$ 85,000,000  LIBERTY LIGHTHOUSE US CAPITAL          6.04%          08/11/00       $    84,999,992
  79,750,000  MOAT FUNDING LLC                       6.04           05/02/00            79,750,000
  54,500,000  SIGMA FINANCE INCORPORATED             6.09           10/05/00            54,500,000
  22,772,219  STEERS 1998, SERIES A39                6.18           04/25/00            22,772,219
  33,500,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 1999-3                          6.14           06/15/00            33,500,000
  60,000,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 1999-7                          6.22           10/16/00            60,000,000
 200,000,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 2000-6                          6.29            3/15/01           200,000,000
 148,271,489  WFP TOWER B FINANCE
              CORPORATION SHORT-TERM STEERS
              TRUST                                  6.12           07/07/00           148,271,489

TOTAL ASSET BACKED SECURITIES (COST
$683,793,700)                                                                          683,793,700
                                                                                   ---------------
CERTIFICATES OF DEPOSIT - 3.96%
 200,000,000  NATEXIS BANQUE SA NEW YORK
              BRANCH                                 6.58            1/22/01           199,923,556
 100,000,000  NATEXIS BANQUE SA NEW YORK
              BRANCH                                 6.75             2/1/01            99,960,508
  43,300,000  NATIONAL WEST SECURITIES               5.14           04/14/00            43,299,374
 100,000,000  UNION BANK OF SWITZERLAND
              STAMFORD BRANCH                        6.24           12/06/00            99,954,866

TOTAL CERTIFICATES OF DEPOSIT (COST
$443,138,304)                                                                          443,138,304
                                                                                   ---------------
COMMERCIAL PAPER - 64.83%
  22,000,000  ACE OVERSEAS CORPORATION               5.90{::}        04/10/00           21,974,761
  30,000,000  ACE OVERSEAS CORPORATION               5.90{::}        04/14/00           29,945,917
 121,500,000  AEGON FUNDING                          5.88{::}        05/17/00          120,626,820
  50,000,000  AMSTERDAM FUNDING CORPORATION          6.10{::}        06/21/00           49,330,695
  74,000,000  APRECO INCORPORATED                    5.90{::}        04/19/00           73,805,956
  50,000,000  APRECO INCORPORATED                    6.10{::}        06/09/00           49,432,361
  46,000,000  APRECO INCORPORATED                    6.15{::}        06/20/00           45,387,050
  50,000,000  AQUINAS FUNDING LLC                    6.35{::}        04/03/00           50,000,000
 100,000,000  ASPEN FUNDING CORPORATION              5.96{::}        07/18/00           98,245,112
 340,000,000  ASPEN FUNDING CORPORATION              5.93{::}        05/22/00          337,255,728
  43,500,000  ASSET BACKED CAPITAL FINANCE           5.90{::}        05/22/00           43,150,671
 104,595,000  ATLANTIS ONE-FUNDING
              CORPORATION                            5.90{::}        05/08/00          103,995,032
 200,000,000  BAUS FUNDING LLC                       5.96{::}        06/07/00          197,847,778
  38,000,000  BAVARIA GLB CORPORATION                5.91{::}        04/18/00           37,906,425
 108,500,000  BAVARIA TRR CORPORATION                5.98{::}        07/26/00          106,445,372
     500,000  BEETHOVEN FUNDING CORPORATION          6.04{::}        04/13/00              497,225
  69,513,000  BEETHOVEN FUNDING CORPORATION          6.01{::}        04/07/00           69,466,581
  53,500,000  BEETHOVEN FUNDING CORPORATION          6.00{::}        04/13/00           53,410,833
  15,000,000  BEETHOVEN FUNDING CORPORATION          6.10{::}        04/25/00           14,944,083
  26,000,000  BETA FINANCE INCORPORATED              6.15{::}        09/15/00           26,000,000
  97,000,000  BILLS SECURITIZATION LIMITED           5.93{::}        05/10/00           96,408,812
  50,000,000  BILLS SECURITIZATION LIMITED           5.96{::}        07/18/00           49,122,556
  42,500,000  CC USA INCORPORATED                    6.12{::}        09/12/00           41,329,550
 201,000,000  CC USA INCORPORATED                    6.12{::}        09/15/00          195,361,950
  34,750,000  CC USA INCORPORATED                    6.17{::}        10/16/00           34,750,000
  22,000,000  CHRISTIANIA BANK                       6.20{::}        11/01/00           21,196,757
  25,000,000  CHRISTIANIA BANK                       6.22{::}        11/01/00           24,084,279
   3,000,000  COMPASS SECURITIZATION                 5.92{::}        04/10/00            2,996,550
  25,000,000  COMPASS SECURITIZATION                 5.93{::}        04/17/00           24,942,347

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE    MATURITY DATE+           VALUE
COMMERCIAL PAPER (continued)
$ 22,000,000  COMPASS SECURITIZATION                 5.91{::}%        04/17/00     $    21,949,437
 100,750,000  CONDUIT ASSET BACKED
              SECURITIES LIMITED                     5.90{::}        04/17/00          100,518,835
  29,425,000  CONDUIT ASSET BACKED
              SECURITIES LIMITED                     6.10{::}        04/25/00           29,315,310
  40,750,000  CONDUIT ASSET BACKED
              SECURITIES LIMITED                     6.00{::}        06/19/00           40,227,042
  50,400,000  CONDUIT ASSET BACKED
              SECURITIES LIMITED                     6.14{::}        06/21/00           49,720,916
  43,860,000  CONDUIT ASSET BACKED
              SECURITIES LIMITED                     6.14{::}        06/22/00           43,261,555
  33,900,000  COOPERATIVE ASSOCIATION OF
              TRACTOR DEALERS                        6.13{::}        05/19/00           33,634,469
  97,625,000  CPI FUNDING CORPORATION                6.16{::}        07/25/00           95,737,367
  68,671,000  CPI FUNDING CORPORATION                6.14{::}        08/25/00           66,984,440
 115,119,000  CPI FUNDING CORPORATION                5.95{::}        04/25/00          114,700,415
 150,000,000  CREGEM NORTH AMERICA                   5.97{::}        07/06/00          147,661,750
  40,955,000  FALCON ASSET SERCURITIZATION
              CORPORATION                            5.90{::}        04/19/00           40,847,607
  65,000,000  GENERAL ELECTRIC CAPITAL
              CORPORATION                            5.83{::}        04/10/00           64,926,316
 111,615,000  GIRO FUNDING CORPORATION               6.00{::}        05/10/00          110,926,708
     500,000  GRAND FUNDING CORPORATION              6.05{::}        06/19/00              493,520
  43,000,000  GRAND FUNDING CORPORATION              6.05{::}        06/19/00           42,443,569
  22,000,000  GREYHAWK CAPITAL CORPORATION           5.97{::}        06/19/00           21,719,079
 200,000,000  GREYHAWK CAPITAL CORPORATION           5.95{::}        05/08/00          198,843,056
 200,000,000  GREYHAWK CAPITAL CORPORATION           5.92{::}        06/16/00          197,566,223
  50,000,000  GREYHAWK FUNDING                       5.95{::}        06/05/00           49,479,376
  26,750,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.07{::}        06/20/00           26,398,193
  50,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            5.91{::}        04/03/00           50,000,000
  19,587,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.00{::}        04/17/00           19,541,297
 102,858,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.01{::}        04/17/00          102,617,598
  55,500,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            5.95{::}        04/28/00           55,270,678
  50,000,000  IRISH PERMANENT TREASURY               5.99{::}        07/27/00           49,043,264
  44,000,000  IRISH PERMANENT TREASURY               5.99{::}        07/28/00           43,150,751
  50,000,000  IRISH PERMANENT TREASURY               5.99{::}        07/26/00           49,051,584
   2,000,000  IRISH PERMANENT TREASURY               6.07{::}        07/25/00            1,961,926
  45,000,000  IRISH PERMANENT TREASURY               5.99{::}        07/25/00           44,153,913
  33,500,000  K2 USA LLC                             5.91{::}        05/30/00           33,186,523
  54,000,000  K2 USA LLC                             6.12{::}        09/11/00           52,522,020
 167,734,000  KBC COMMERCIAL PAPER TRUST             5.94{::}        05/04/00          166,876,041
 225,000,000  KBC COMMERCIAL PAPER TRUST             6.10{::}        05/19/00          223,246,250
  57,615,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            5.88{::}        04/19/00           57,464,433
 100,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            5.97{::}        06/05/00           98,955,250
  25,000,000  LINKS FINANCE                          6.13{::}        07/10/00           24,582,820
  39,000,000  MOAT FUNDING LLC                       5.99{::}        05/09/00           38,776,530
  22,250,000  MOAT FUNDING LLC                       5.73{::}        05/09/00           22,122,508
 100,000,000  MOAT FUNDING LLC                       5.98{::}        07/20/00           98,206,000
 200,000,000  MORGAN STANLEY DEAN WITTER &
              COMPANY                                5.90{::}        04/13/00          199,672,221
  40,000,000  MORIARTY LIMITED                       5.90{::}        04/18/00           39,901,667
  83,500,000  MORIARTY LIMITED                       5.90{::}        04/20/00           83,267,360
  75,960,000  MORIARTY LIMITED                       6.19{::}        09/20/00           73,739,647
 150,000,000  MORIARTY LIMITED                       6.21{::}        11/02/00          144,488,625
 100,000,000  NATEXIS US FINANCE CORPORATION         5.95{::}        07/11/00           98,363,751
 200,000,000  NEWPORT FUNDING LLC                    5.88{::}        04/28/00          199,183,334

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE    MATURITY DATE+           VALUE
COMMERCIAL PAPER (continued)
$170,000,000  NEWPORT FUNDING LLC                    5.96{::}%        07/18/00     $   167,016,689
   5,000,000  NEWPORT FUNDING LLC                    6.06{::}        07/18/00            4,910,821
  36,794,000  POOLED ACCOUNTS RECEIVABLES
              CAPITAL CORPORATION                    6.04{::}        07/05/00           36,219,891
  57,070,000  REPEAT OFFERING SECURITIZATION
              ENTITY                                 5.87{::}        04/18/00           56,930,416
  56,765,000  REPEAT OFFERING SECURITIZATION
              ENTITY                                 5.87{::}        04/20/00           56,607,651
  75,000,000  SIGMA FINANCE CORPORATION              5.97{::}        07/17/00           73,694,064
  31,300,000  SINOCHEM AMERICA INCORPORATED
              ABN-AMRO BANK LOC                      5.90{::}        05/05/00           31,135,849
  77,700,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.85{::}        04/04/00           77,687,374
  65,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            6.08{::}        04/26/00           64,747,511
 100,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            6.00{::}        06/01/00           99,016,667
 150,000,000  SPINTAB AB                             6.00{::}        07/12/00          147,500,000
  17,000,000  SPINTAB AB                             6.00{::}        07/13/00           16,713,834
 150,000,000  SWEDBANK INCORPORATED                  5.97{::}        07/24/00          147,214,000
  61,262,000  SYDNEY CAPITAL CORPORATION             6.00{::}        05/12/00           60,863,797
  45,534,000  SYDNEY CAPITAL CORPORATION             6.00{::}        05/02/00           45,313,919
  29,435,000  SYDNEY CAPITAL CORPORATION             5.90{::}        04/17/00           29,367,463
  19,500,000  SYDNEY CAPITAL CORPORATION             5.97{::}        04/18/00           19,451,495
  57,048,000  SYDNEY CAPITAL CORPORATION             5.90{::}        04/19/00           56,898,408
  25,653,000  SYDNEY CAPITAL CORPORATION             6.14{::}        06/19/00           25,316,105
  30,835,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            6.15{::}        06/30/00           30,371,448
 230,600,000  TRIDENT CAPITAL FINANCE                5.85{::}        04/05/00          230,525,055
  97,000,000  TRIDENT CAPITAL FINANCE                5.91{::}        05/10/00           96,410,806
 100,000,000  WCP FUNDING INCORPORATED               6.00{::}        04/12/00           99,850,000

TOTAL COMMERCIAL PAPER (COST $7,260,325,638)                                         7,260,325,638
                                                                                   ---------------
MASTER NOTES - 0.16%
  17,438,788  GENERAL ELECTRIC COMPANY               6.00           04/06/00            17,438,788
                                                                                   ---------------

TOTAL MASTER NOTES (COST $17,438,788)                                                   17,438,788
                                                                                   ---------------
MUNICIPAL DEMAND NOTES - 0.16%
   7,100,000  DURHAM, NC, COP, SERIES B              6.15           07/01/03             7,100,000
     810,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC                      6.20           12/15/26               810,000
   2,105,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC                      6.20           12/15/26             2,105,000
     820,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC                      6.20           12/15/26               820,000
     750,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC                      6.20           12/15/26               750,000
   1,565,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC                      6.20           12/15/26             1,565,000
   1,255,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC                      6.20           12/15/26             1,255,000
   1,760,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC                      6.20           12/15/26             1,760,000
   1,500,000  PRINCE WILLIAM COUNTY VA
              TAXABLE NOTES SERIES A
              WACHOVIA BANK OF NORTH
              CAROLINA LOC                           6.15           03/01/17             1,500,000

TOTAL MUNICIPAL DEMAND NOTES (COST
$17,665,000)                                                                            17,665,000
                                                                                   ---------------
SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 7.67%
  10,750,000  ABBEY NATIONAL TREASURY
              SERVICES                               5.13           05/04/00            10,749,384
  26,000,000  ABBEY NATIONAL TREASURY
              SERVICES                               5.65           07/24/00            25,996,178
 102,500,000  BETA FINANCE INCORPORATED              6.75            2/15/01           102,500,000
 225,000,000  BETA FINANCE INCORPORATED              6.64            1/25/01           225,000,000
  50,500,000  CC USA INCORPORATED                    5.61           06/07/00            50,500,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE    MATURITY DATE+           VALUE
SHORT-TERM FEDERAL AGENCIES (continued)
$ 50,000,000  DORADA FINANCE INCORPORATED            5.82%           7/30/00       $    50,000,000
 150,000,000  DORADA FINANCE INCORPORATED            6.56            1/16/01           149,988,761
  17,250,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.00           08/07/00            17,250,000
  10,500,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.07           09/01/00            10,500,000
  21,750,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.10           09/25/00            21,750,000
  43,250,000  IBM CREDIT CORPORATION                 5.27           04/07/00            43,249,668
  21,750,000  SIGMA FINANCE INCORPORATED             5.44           05/24/00            21,750,000
 100,000,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 1999-8                          6.45           10/16/00           100,000,000
  30,250,000  TEXACO CAPITAL                         5.11           05/03/00            30,248,321

TOTAL SHORT-TERM FEDERAL AGENCIES -- FIXED
RATE NOTES (COST $859,482,312)                                                         859,482,312
                                                                                   ---------------
TIME DEPOSITS - 3.43%
 239,636,577  NATEXIS BANQUE                         6.44           04/03/00           239,636,577
 145,000,000  BARCLAYS BANK                          6.34           04/03/00           145,000,000

TOTAL TIME DEPOSITS (COST $384,636,577)                                                384,636,577
                                                                                   ---------------
VARIABLE & FLOATING RATE CERTIFICATES OF DEPOSIT - 1.03%
  26,000,000  SOUTH TRUST BANK                       6.16           09/29/00            25,989,761
  90,000,000  SOUTH TRUST BANK                       6.16           09/29/00            89,964,558

TOTAL VARIABLE & FLOATING RATE CERTIFICATES
OF DEPOSIT (COST $115,954,319)                                                         115,954,319
                                                                                   ---------------
VARIABLE & FLOATING RATE FUNDING AGREEMENTS - 3.36%
  22,250,000  ALLSTATE LIFE INSURANCE
              COMPANY                                6.10           06/29/00            22,250,000
  20,000,000  ALLSTATE LIFE INSURANCE
              COMPANY                                6.10            6/29/00            20,000,000
  22,250,000  GE LIFE & ANNUITY                      5.91           07/01/00            22,250,000
  22,250,000  GE LIFE & ANNUITY                      5.91           07/01/00            22,250,000
  20,000,000  GE LIFE & ANNUITY                      5.91           07/01/00            20,000,000
  20,000,000  GE LIFE & ANNUITY                      5.91           07/01/00            20,000,000
 250,000,000  TRANSAMERICA OCCIDENTAL LIFE
              INSURANCE COMPANY                      6.15           02/09/01           250,000,000

TOTAL FLOATING RATE FUNDING AGREEMENTS (COST
$376,750,000)                                                                          376,750,000
                                                                                   ---------------
VARIABLE & FLOATING RATE NOTES - AGENCY - 0.39%
  43,300,000  COMERICA BANK DETROIT                  6.17           09/25/00            43,285,751
                                                                                   ---------------

TOTAL VARIABLE & FLOATING RATE NOTES --
AGENCY (COST $43,285,751)                                                               43,285,751
                                                                                   ---------------
VARIABLE & FLOATING RATE NOTES - CORPORATE - 5.42%
  21,250,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.11           09/15/00            21,247,467
  42,500,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.15           11/15/00            42,500,000
  85,000,000  BEAR STEARNS & COMPANY
              INCORPORATED                           5.96           03/01/01            85,000,000
  86,000,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.07           07/10/00            86,010,008
  42,250,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.12           06/16/00            42,252,483
 110,750,000  FIRST UNION NATIONAL BANK              6.16           08/25/00           110,750,000
  25,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.16           07/14/00            25,002,578
  26,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.09           09/15/00            25,998,829
  59,750,000  MORGAN STANLEY GROUP
              INCORPORATED                           6.25           08/15/00            59,750,000
 108,250,000  NATIONAL CITY BANK                     6.15           09/29/00           108,208,346

TOTAL VARIABLE & FLOATING RATE NOTES --
CORPORATE (COST $606,719,711)                                                          606,719,711
                                                                                   ---------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE    MATURITY DATE+           VALUE
REPURCHASE AGREEMENTS - 3.30%
$ 25,000,000  DEUTSCHE BANK REPURCHASE
              AGREEMENT                              6.50%          04/06/00       $    25,000,000
 150,000,000  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.35           04/03/00           150,000,000
 195,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.50           04/06/00           195,000,000

TOTAL REPURCHASE AGREEMENTS (COST
$370,000,000)                                                                          370,000,000
                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $11,179,190,100)*                     99.82%   $11,179,190,100
OTHER ASSETS AND LIABILITIES, NET            0.18         19,874,663
                                          -------    ---------------
TOTAL NET ASSETS                           100.00%   $11,199,064,762
                                          -------    ---------------
                                          -------    ---------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A FEATURE WHICH REDUCES THE REMAINING MATURITY.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
MUNICIPAL SECURITIES - 97.76%
ALABAMA - 1.28%
$ 4,000,000  ALABAMA SPECIAL CARE
             FACILITIES FINANCING AUTHORITY
             RV ASCENSION HEALTH CREDIT
             PROJECT SERIES B SALOMON SMITH
             BARNEY LOC                             3.85%          11/15/39       $    4,000,000
  4,295,000  JEFFERSON COUNTY AL SEWER RV
             PA 487 R                               3.96           02/01/38            4,295,000
  6,400,000  STEVENSON AL INDUSTRIAL
             DEVELOPMENT BOARD
             ENVIRONMENTAL IMPROVEMENT RV
             THE MEAD CORPORATION PROJECT
             SERIES B                               4.15           04/01/33            6,400,000

                                                                                      14,695,000
                                                                                  --------------
ALASKA - 1.14%
 13,100,000  VALDEZ AK MARINE TERMINAL RV
             EXXON PIPELINE COMPANY PROJECT
             SERIES A                               3.80           12/01/33           13,100,000
                                                                                  --------------
ARIZONA - 0.64%
  4,800,000  COCHISE COUNTY AZ UNIVERSITY
             SCHOOL DISTRICT NO. 68 SIERRA
             VISTA SERIES B FGIC INSURED
             P/R 7/1/01 @ 101                       7.63           07/01/10            4,893,447
  2,450,000  SEDONA AZ SEWER REVENUE
             SERIES A                               7.50           07/01/20            2,519,437

                                                                                       7,412,884
                                                                                  --------------
ARKANSAS - 0.09%
  1,000,000  LITTLE ROCK AR IDR GUARANTEED
             BY CPC INTERNATIONAL                   5.76           12/01/03            1,000,000
                                                                                  --------------
CALIFORNIA - 1.60%
 18,300,000  CALIFORNIA HIGHER EDUCATIONAL
             LOAN AUTHORITY STUDENT LOAN RV
             SER E-1 STUDENT LOAN MARKETING
             LOC                                    3.95           12/01/22           18,300,000
    100,000  IRVINE RANCH CA WATER DISTRICT
             CONSOLIDATED BONDS LANDESBANK
             HESSEN-THURGEN LOC                     3.40           10/01/05              100,000

                                                                                      18,400,000
                                                                                  --------------
COLORADO - 1.71%
  1,500,000  COLORADO HOUSING FINANCE
             AUTHORITY MFHR MULTI-FAMILY
             DIAMOND 1 SERIES FNMA INSURED          3.95           10/15/16            1,500,000
  8,700,000  DENVER CO CITY & COUNTY SD #1
             FRN PT 1135                            3.90           12/01/19            8,700,000
    300,000  DENVER CO CITY & COUNTY GO
             SERIES A                               5.60           08/01/00              301,667
  3,000,000  EAGLE RANCH METROPOLITAN
             DISTRICT CO GO SOCIETE
             GENERALE LOC                           3.95           10/15/18            3,000,000
  4,535,000  JEFFERSON COUNTY CO SD #R-001
             TAX ANTICIPATION                       4.50           06/30/00            4,543,165
  1,600,000  MOFFAT COUNTY CO PCR AMBAC
             INSURED                                3.95           07/01/10            1,600,000

                                                                                      19,644,832
                                                                                  --------------
FLORIDA - 1.92%
  1,900,000  DADE COUNTY FL IDA RV
             GUARANTEED BY ADP INCORPORATED         4.30           11/15/17            1,900,000
  1,175,000  FLORIDA STATE FRN SERIES 117           3.98           07/01/27            1,175,000
 18,900,000  LAUREL CLUB CERTIFICATE TRUST
             COP SERIES A SWISS BANK LOC            4.05           06/01/25           18,900,000

                                                                                      21,975,000
                                                                                  --------------
GEORGIA - 1.73%
  1,500,000  BUFORD GA HOUSING AUTHORITY
             MFHR SERIES 1172                       4.09           09/01/25            1,500,000
    500,000  CLAYTON COUNTY GA HOUSING
             AUTHORITY MFHR RIVERS EDGE
             DEVELOPMENT BANKERS TRUST
             COMPANY LOC                            3.95           08/01/06              500,000
  3,500,000  COBB COUNTY GA SD GO BANK OF
             AMERICA LOC                            4.38           12/29/00            3,510,147
  2,695,000  FULTON COUNTY GA IDR
             GUARANTEED BY ADP INCORPORATED         4.25           09/01/12            2,695,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
GEORGIA (continued)
$ 3,400,000  FULTON COUNTY GA RESIDENTIAL
             CARE FACILITIES HEALTH CARE RV
             LENBROOK SQUARE FOUNDATION
             RABOBANK NEDERLAND LOC                 4.00%          01/01/18       $    3,400,000
  4,895,000  GEORGIA LOCAL GOVERNMENT COP
             SERIES PT 1060 MBIA INSURED            3.96           06/01/28            4,895,000
  3,300,000  RICHMOND COUNTY GA DEVELOPMENT
             AUTHORITY SOLID WASTE DISPOSAL
             IDR EVERGREEN NYLON BANQUE
             NATIONALE PARIS LOC                    3.95           07/01/32            3,300,000

                                                                                      19,800,147
                                                                                  --------------
HAWAII - 1.45%
  4,150,000  HAWAII STATE DEPARTMENT OF
             BUDGET & FINANCE SPECIAL
             PURPOSE MORTGAGE RV KUAKINI
             MEDICAL CENTER PROJECT BANK OF
             HAWAII LOC                             4.10           07/01/04            4,150,000
  1,900,000  HAWAII STATE GO SERIES CQ FGIC
             INSURED                                5.00           10/01/00            1,909,088
    600,000  HAWAII STATE SERIES PA 483             3.96           03/01/14              600,000
  9,920,000  HONOLULU HI CITY & COUNTY FRN
             PT 1150 FGIC INSURED                   3.96           07/01/15            9,920,000

                                                                                      16,579,088
                                                                                  --------------
IDAHO - 0.39%
  1,500,000  NEZ PERCE COUNTY ID PCR BONDS
             RATE-DATES-POTLATCH 84 BANK
             ONE CHICAGO LOC                        3.95           12/01/14            1,500,000
  3,000,000  NEZ PERCE COUNTY ID PCR BONDS
             POTLATCH CORPORATION PROJECT
             BANK ONE CHICAGO LOC                   3.95           12/01/07            3,000,000

                                                                                       4,500,000
                                                                                  --------------
ILLINOIS - 8.87%
  1,000,000  BEDFORD PARK IL IDR GUARANTEED
             BY CPC INTERNATIONAL                   5.76           11/01/08            1,000,000
  1,000,000  CHICAGO IL SCHOOL FINANCE
             AUTHORITY GO                           4.50           06/01/00            1,000,935
  9,700,000  CHICAGO IL GO BONDS EQUIPMENT
             NOTES HARRIS TRUST & SAVINGS
             LOC MANDATORY PUT 10/5/00 @
             100                                    3.90           01/01/06            9,700,000
 14,800,000  CHICAGO IL GO BONDS SERIES A
             LANDESBANK HESSEN LOC                  3.90           01/03/02           14,800,000
  3,785,000  COOK COUNTY IL MUNICIPAL TRUST
             RECEIPTS SERIES SG-7 MBIA
             INSURED                                3.96           11/15/23            3,785,000
  2,260,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY DEVELOPMENT RV
             AMERICAN COLLEGE OCCUPATIONAL
             LOC AMERICAN NATIONAL                  4.00           10/01/18            2,260,000
  5,000,000  ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY RV ART
             INSTITUTE CHICAGO SERIES A             3.95           03/01/34            5,000,000
    200,000  ILLINOIS HFFA RV ELMHURST
             MEMORIAL HOSPITAL SERIES B
             RABOBANK NEDERLAND LOC                 4.10           01/01/20              200,000
  4,195,000  ILLINOIS HFFA RV MEMORIAL
             MEDICAL CENTER SERIES C
             KREDIETBANK N.V. LOC                   3.90           01/01/16            4,195,000
  3,305,000  ILLINOIS HFFA RV PALOS
             COMMUNITY HOSPITAL SERIES B            3.90           12/01/15            3,305,000
 24,200,000  ILLINOIS HFFA RV EVANSTON
             HOSPITAL CORPORATION                   3.45           08/15/30           24,200,000
  1,325,000  ILLINOIS HFFA RV SERIES 166
             AMBAC INSURED                          3.98           02/15/24            1,325,000
  4,000,000  ILLINOIS HFFA RV SWEDISH
             COVENANT HOSPITAL SERIES A
             AMBAC INSURED                          3.85           08/15/27            4,000,000
 10,000,000  ILLINOIS HOUSING DEVELOPMENT
             AUTHORITY MFHR ILLINOIS
             CONTROL APARTMENTS
             METROPOLITAN LIFE LOC                  3.70           01/01/08           10,000,000
  5,000,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY RV NORTH PARK
             UNIVERSITY PROJECT AMERICAN
             NATIONAL B&T LOC                       3.85           10/01/29            5,000,000
  6,800,000  LOMBARD IL IDR 2500 HIGHLAND
             AVENUE, MID-AMERICAN FEDERAL
             SAVINGS & LOAN LOC                     4.25           12/01/06            6,800,000
  1,200,000  SCHAUMBERG IL MFHR WINDSONG
             APARTMENTS PROJECT LASALLE
             NATIONAL BANK LOC                      4.00           02/01/24            1,200,000
  4,000,000  SPRINGFIELD IL TRANSPORTATION
             RV GUARANTEED BY ALLIED SIGNAL         4.00           10/15/16            4,000,000

                                                                                     101,770,935
                                                                                  --------------
INDIANA - 3.27%
  2,150,000  INDIANA HFFA RV CAP ACCESS
             DESIGNATED POOL COMERICA BANK
             LOC                                    3.90           01/01/12            2,150,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
INDIANA (continued)
$15,950,000  INDIANA HFFA RV ASCENSION
             HEALTH CREDIT SERIES B                 3.85%          11/15/39       $   15,950,000
  1,000,000  INDIANA HFFA RV CAPITAL ACCESS
             COMERICA BANK LOC                      3.90           04/01/13            1,000,000
  3,010,000  INDIANA STATE DEVELOPMENT
             FINANCIAL AUTHORITY
             EDUCATIONAL FACILITIES RV
             LUTHERAN PROJECT FIRST OF
             AMERICA BANK LOC                       4.00           10/01/17            3,010,000
  2,000,000  INDIANA STATE EDUCATIONAL
             FACILITIES AUTHORITY RV ST.
             MARY PROJECT NBD BANK LOC              3.95           02/15/26            2,000,000
  5,000,000  INDIANAPOLIS IN AIRPORT
             AUTHORITY RV SERIES PA 632             4.21           11/15/31            5,000,000
  3,010,000  INDIANAPOLIS IN ECONOMIC
             DEVELOPMENT RV VISITING NURSE
             SERVICE FOUNDATION FIRST OF
             AMERICA BANK LOC                       4.00           03/01/13            3,010,000
    500,000  INDIANAPOLIS IN LOCAL PUBLIC
             IMPROVEMENT BOND BANK RV
             SERIES A                               7.40           01/01/20              514,006
  1,800,000  INDIANAPOLIS IN RESOURCE
             RECOVER REVENUE PCR OGDEN
             MARTIN SYSTEM INCORPORATED
             WESTDEUTSCHE LANDESBANK LOC            4.10           12/01/16            1,800,000
  3,125,000  PORTAGE IN ECONOMIC
             DEVELOPMENT RV PEDCOR
             INVESTMENTS PROJECT SERIES A
             FHLB INSURED                           4.00           08/01/30            3,125,000

                                                                                      37,559,006
                                                                                  --------------
IOWA - 3.18%
  4,400,000  DES MOINES IA IDR GRAND OFFICE
             PARK GUARANTEED BY PRINCIPAL
             MUTUAL LIFE                            4.15           04/01/15            4,400,000
  4,710,000  IOWA HIGHER AUTHORITY RV
             PRIVATE SCHOOL FACILITIES
             WARTBURG PROJECT                       4.00           03/01/30            4,710,000
  3,400,000  IOWA HEFA RV ANTICIPATION NOTE
             MORNINGSIDE PROJECT SERIES G           3.50           05/24/00            3,400,686
 13,390,000  IOWA SCHOOL CORPORATION
             EDUCATIONAL FACILITIES RV
             WARRANTS CERTIFICATES FSA
             INSURED                                4.75           02/01/01           13,464,738
  4,700,000  MASON CITY IA IDR SUPERVALU
             INCORPORATED PROJECT WACHOVIA
             BANK LOC                               4.10           09/01/14            4,700,000
  5,800,000  URBANDALE IA IDR INTERSTATE
             ACRES L.P. PROJECT GUARANTEED
             BY PRINCIPAL MUTUAL LIFE
             INSURANCE                              4.05           12/01/14            5,800,000

                                                                                      36,475,424
                                                                                  --------------
KANSAS - 1.24%
 13,000,000  JOHNSON COUNTY KS SD # 232 GO          4.25           09/01/00           13,012,593
  1,200,000  PRAIRIE VILLAGE KS MFHR J.C.
             NICHOLS COMPANY PROJECT
             GUARANTEED BY PRINCIPAL MUTUAL
             LIFE INSURANCE                         4.20           12/01/15            1,200,000

                                                                                      14,212,593
                                                                                  --------------
KENTUCKY - 2.83%
  2,900,000  KENTUCKY ASSET/LIABILITY
             COMMON TAX & REVENUE                   4.50           06/28/00            2,904,468
  5,310,000  KENTUCKY STATE TURNPIKE
             AUTHORITY RESOURCE RECOVERY
             ROAD RV SERIES 17 FSA INSURED          4.00           07/01/03            5,310,000
  1,200,000  MAYFIELD KY MULTI-CITY LEASE
             RV PNC BANK LOC                        4.00           07/01/26            1,200,000
 22,995,000  RUSSELL KY RV                          4.06           12/01/00           22,995,000

                                                                                      32,409,468
                                                                                  --------------
LOUISIANA - 5.57%
  3,670,000  CALCASIEU PARISH LA SALES TAX
             DISTRICT NO. 4 TAX RV ROAD
             IMPROVEMENT CREDIT DE FRANCE
             LOC                                    3.90           09/01/01            3,670,000
  5,000,000  JEFFERSON PARISH LA HOME
             MORTGAGE AUTHORITY SFHR
             SERIES B                               4.25           10/01/00            5,000,000
 13,810,000  JEFFERSON PARISH LA HOSPITAL
             SERVICES DISTRICT #2 HEALTH
             CARE RV WEST JEFFERSON MEDICAL
             CENTER PROJECT                         3.96           12/01/15           13,810,000
  2,500,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY HOSPITAL RV WILLIS
             KNIGHTON MEDICAL PROJECT AMBAC
             INSURED                                4.00           09/01/23            2,500,000
  3,000,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY HOSPITAL RV WILLIS
             KNIGHTON MEDICAL CENTER
             PROJECT                                4.00           09/01/25            3,000,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
LOUISIANA (continued)
$14,500,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY HOSPITAL RV WILLIS
             KNIGHTON MEDICAL CENTER AMBAC
             INSURED                                4.00%          09/01/27       $   14,500,000
  6,710,000  LOUISIANA STATE HEALTH
             EDUCATION AUTHORITY RV                 3.96           10/01/17            6,710,000
  9,700,000  NATCHITOCHES PARISH LA TRUST
             JOIST CORPORATION PROJECT
             WACHOVIA BANK LOC                      4.20           10/01/00            9,700,000
  5,000,000  WEST BATON ROUGE PARISH LA
             INDUSTRIAL DISTRICT NO. 3 IDR
             DOW CHEMICAL COMPANY PROJECT           4.10           12/01/23            5,000,000

                                                                                      63,890,000
                                                                                  --------------
MAINE - 1.01%
  9,950,000  MAINE HEHFA RV PIPER SHORES
             SERIES B PARIBAS LOC                   4.00           01/01/29            9,950,000
  1,600,000  REGIONAL WASTE SYSTEMS
             INCORPORATED ME SOLID WASTE
             RECOVERY RV SERIES K                   4.00           07/01/12            1,600,000

                                                                                      11,550,000
                                                                                  --------------
MARYLAND - 2.11%
 14,750,000  HOWARD COUNTY MD CONSERVATIVE
             PUBLIC IMPROVEMENT GO
             SERIES A                               3.07           04/14/00           14,749,121
  7,700,000  HOWARD COUNTY MD MFHR SHERWOOD
             CROSSING LIMITED PROJECT
             GUARDIAN SAVINGS & LOAN LOC
             MANDATORY PUT 6/1/00 @ 100             3.30           06/01/15            7,700,000
  1,800,000  MARYLAND STATE HEHFA RV
             CATHOLIC HEALTH SERIES B
             MORGAN GUARANTY TRUST LOC              3.95           12/01/15            1,800,000

                                                                                      24,249,121
                                                                                  --------------
MASSACHUSETTS - 0.25%
  2,800,000  CANTON MA HOUSING AUTHORITY
             MULTIFAMILY HOUSING MORTGAGE
             REVENUE CANTON ARBORETUM
             APARTMENTS                             3.95           09/15/26            2,800,000
                                                                                  --------------
MICHIGAN - 2.62%
  5,600,000  MICHIGAN STATE BUILDING
             AUTHORITY REVENUE FACILITIES
             PROJECT SERIES II                      5.00           10/15/00            5,633,352
  9,600,000  MICHIGAN STATE STRATEGIC FUND
             LIMITED OBLIGATION IDR DOW
             CHEMICAL PROJECT                       4.10           12/01/29            9,600,000
    600,000  MICHIGAN STATE HIGHER
             EDUCATION LOAN RV
             SERIES XII-B AMBAC INSURED             3.90           10/01/13              600,000
  1,200,000  MICHIGAN STATE HOSPITAL
             FINANCE AUTHORITY RV HOSPITAL
             EQUIPMENT LOAN PROGRAM
             SERIES A FIRST OF AMERICA BANK
             LOC                                    3.85           12/01/23            1,200,000
  2,410,000  MICHIGAN STATE HOSPITAL
             FINANCIAL AUTHORITY RV,
             HOSPITAL EQUIPMENT LOAN
             PROGRAM SERIES A FIRST OF
             AMERICA BANK LOC                       3.85           12/01/23            2,410,000
 10,300,000  MICHIGAN STATE STRATEGIC FUND
             LIMITED OBLIGATION RV MERCY
             SERVICES FOR AGING PROJECT
             GOLDMAN SACHS & COMPANY LOC
             COLL USG P/R 5/15/00 @ 102             9.40           05/15/20           10,567,483

                                                                                      30,010,835
                                                                                  --------------
MINNESOTA - 9.22%
    600,000  ARDEN HILLS MN HOUSING &
             HEALTH CARE FACILITIES RV
             PRESBYTERIAN HOMES SERIES B
             U.S. BANK LOC                          4.00           09/01/29              600,000
  5,400,000  BLAINE MN IDR SUPERVALU
             INCORPORATED PROJECT WACHOVIA
             CORPORATION LOC                        4.00           11/01/13            5,400,000
  1,565,000  CITY OF ROCHESTER MN                   3.85           05/03/00            1,565,000
  1,500,000  CITY OF ROCHESTER MN                   3.85           05/03/00            1,500,000
  5,000,000  CITY OF ROCHESTER MN SERIES B          3.60           04/10/00            5,000,000
  2,900,000  CRYSTAL MN MFHR CRYSTAL
             APARTMENTS L.P. PROJECT FHLB
             LOC                                    3.85           05/01/27            2,900,000
  3,000,000  DAKOTA COUNTY MN DEVELOPMENT
             AGENCY IDR FNMA & GNMA
             MORTGAGE BACKED SERIES C
             FNMA & GNMA INSURED                    4.30           04/01/01            3,000,000
  1,000,000  DULUTH MN EDA HEALTH CARE
             FACILITIES RV MILLER DWAN
             MEDICAL CENTER PROJECT CREDIT
             LOCAL DE FRANCE LOC                    4.00           06/01/19            1,000,000
  4,355,000  DULUTH MN TAX INCREMENT RV
             LAKE SUPERIOR PAPER WACHOVIA
             BANK GEORGIA LOC                       3.90           09/01/10            4,355,000
  5,000,000  EDINA MN MFHR EDINA PARK PLAZA
             FHLMC LOC                              3.85           12/01/29            5,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
MINNESOTA (continued)
$ 5,800,000  GOLDEN VALLEY MN IDA RV
             UNICARE HOMES PROJECT BANK OF
             AMERICA LOC                            3.85%          09/01/14       $    5,800,000
  4,900,000  MANKATO MN MFHR HIGHLAND HILLS
             PROJECT FIRST BANK LOC                 4.00           05/01/27            4,900,000
  1,900,000  MINNEAPOLIS & ST. PAUL MN
             HOUSING & REDEVELOPMENT
             AUTHORITY HEALTH CARE SYSTEM
             HEALTHONE OBLIGATED GROUP
             PROJECT SERIES B                       8.00           08/15/14            1,966,258
  7,645,000  MINNESOTA SD TAX & AID
             ANTICIPATION BORROWING PROGRAM
             COP TAX ANTICIPATION
             CERTIFICATES INDEBENTURES
             SERIES A                               3.45           08/15/00            7,645,000
  6,485,000  MINNESOTA SD TAX & AID
             ANTICIPATION COP TAX
             ANTICIPATION CERTIFICATE
             INDEBENTURES SERIES A                  4.25           02/28/01            6,487,677
  4,800,000  MINNESOTA STATE HEFA RV
             UNIVERSITY OF ST. THOMAS
             SERIES C                               3.85           04/01/25            4,800,000
 10,985,000  MINNESOTA STATE HFA SFHR
             SERIES G                               3.45           01/01/17           10,985,000
  8,190,000  MINNESOTA STATE GO BONDS               4.50           06/01/00            8,205,795
  3,000,000  OLMSTED COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY RV
             COLL BY USG P/R 2/1/01 @ 100           7.00           02/01/13            3,069,854
  6,800,000  ROBBINSDALE MN IDR UNICARE
             HOMES INCORPORATED PROJECT
             BANK OF AMERICA LOC                    3.85           10/01/14            6,800,000
  1,275,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER RV
             SERIES A FGIC- TCRS INSURED            5.30           01/01/01            1,286,057
  3,900,000  ST. LOUIS PARK MN HOSPITAL RV
             METHODIST HOSPITAL SERIES C
             AMBAC INSURED                          7.25           07/01/18            4,008,226
  8,550,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             UTILITIES RV CREDIT LOCAL DE
             FRANCE LOC                             3.85           12/01/12            8,550,000
  1,000,000  ST. PAUL MN PORT AUTHORITY IDR
             TEXAS PROJECT SERIES A U.S.
             BANK N.A. LOC                          4.00           06/01/10            1,000,000

                                                                                     105,823,867
                                                                                  --------------
MISSISSIPPI - 0.44%
  5,000,000  MISSISSIPPI BUSINESS FINANCE
             CORPORATION MISSISSIPPI RV
             MISSISSIPPI COLLEGE PROJECT
             SERIES B BANK OF AMERICA N.A.
             LOC                                    4.00           02/01/09            5,000,000
                                                                                  --------------
MISSOURI - 5.96%
  2,500,000  CALLAWAY COUNTY MO INDUSTRIAL
             DEVELOPMENT AUTHORITY HEALTH
             SYSTEM RV BANK OF AMERICA N.A.
             INSURED                                4.05           04/01/15            2,500,000
  2,100,000  KANSAS CITY MO IDA MFHR J.C.
             NICHOLS COMPANY PROJECT
             GUARANTEED BY PRINCIPAL MUTUAL
             LIFE INSURANCE                         4.20           05/01/15            2,100,000
 14,570,000  KANSAS CITY MO IDA MFHR COACH
             HOUSE II PROJECT GUARANTEED BY
             PRINCIPAL MUTUAL LIFE
             INSURANCE                              4.20           12/01/15           14,570,000
  5,700,000  MISSOURI HIGHER EDUCATION LOAN
             AUTHORITY STUDENT LOAN RV
             SERIES A STATE STREET B&T
             COMPANY LOC                            3.95           06/01/17            5,700,000
 10,000,000  MISSOURI HIGHER EDUCATION LOAN
             AUTHORITY STUDENT LOAN RV
             SERIES B GUARANTEED BY STUDENT
             LOANS                                  3.95           06/01/20           10,000,000
  2,875,000  MISSOURI STATE DEVELOPMENT
             FINANCIAL BOARD RECREATIONAL
             FACILITIES RV YMCA GREATER ST.
             LOUIS PROJECT SERIES B BANK OF
             AMERICA N.A. INSURED                   4.00           09/01/02            2,875,000
 21,600,000  MISSOURI STATE DEVELOPMENT
             FINANCIAL BOARD LEASE RV
             MISSOURI ASSOCIATION MUNICIPAL
             UTILITIES LEASE PROJECT
             SPA-TRANSAMERICA LIFE
             INSURANCE                              4.00           12/01/22           21,600,000
  2,400,000  MISSOURI STATE HEALTH &
             EDUCATIONAL FACILITIES
             AUTHORITY RV SERIES G                  3.50           04/29/00            2,400,459
  2,400,000  MISSOURI STATE HEALTH &
             EDUCATIONAL FACILITIES
             AUTHORITY RV SERIES H                  3.50           04/29/00            2,400,459
    300,000  MISSOURI STATE HEALTH &
             EDUCATIONAL FACILITIES
             AUTHORITY RV SERIES A                  3.50           04/29/00              300,059
  1,200,000  MISSOURI STATE HEALTH &
             EDUCATIONAL FACILITIES RV
             ROCKHURST COLLEGE AIB GROUP
             LOC                                    3.90           11/01/25            1,200,000
  2,700,000  MISSOURI STATE HEALTH &
             EDUCATIONAL FACILITIES RV ST.
             FRANCIS MEDICAL CENTER
             SERIES A CREDIT LOCAL DE
             FRANCE LOC                             4.00           06/01/26            2,700,000

                                                                                      68,345,977
                                                                                  --------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
MONTANA - 0.62%
$ 7,140,000  MONTANA STATE BOARD OF
             INVESTMENTS MUNICIPAL                  4.35%          03/01/09       $    7,140,000
                                                                                  --------------
NEBRASKA - 0.16%
  1,800,000  NORFOLK NE IDR SUPERVALU
             INCORPORATED PROJECT WACHOVIA
             BANK OF GEORGIA LOC                    4.10           11/01/14            1,800,000
                                                                                  --------------
NEW HAMPSHIRE - 1.32%
 15,100,000  NEW HAMPSHIRE STATE GO                 4.00           06/06/00           15,100,000
                                                                                  --------------
NEW MEXICO - 1.43%
  2,400,000  BLOOMFIELD NM GO SERIES A LA
             SALLE NATIONAL BANK LOC                4.10           11/15/10            2,400,000
  2,565,000  ESPANOLA NM HEALTH CARE RV
             SERIES A LA SALLE NATIONAL
             BANK LOC                               4.10           11/15/10            2,565,000
  4,680,000  FARMINGTON NM PCR ARIZONA
             PUBLIC SERVICE COMPANY
             SERIES B BARCLAYS BANK LOC             4.00           09/01/24            4,680,000
  5,200,000  NEW MEXICO STATE TRAN
             SERIES A                               4.00           06/30/00            5,209,314
  1,585,000  SILVER CITY NM GO SERIES A LA
             SALLE NATIONAL BANK LOC                4.10           11/15/10            1,585,000

                                                                                      16,439,314
                                                                                  --------------
NEW YORK - 5.58%
 16,695,000  IBM TAX EXEMPT GRANTOR TRUST
             OTHER RV IBM PROJECT
             SERIES 1999-C                          4.11           03/14/06           16,695,000
 22,945,000  LONG ISLAND POWER AUTHORITY NY
             ELECTRIC SYSTEM RV FRN PA 586          4.06           12/01/29           22,945,000
  7,560,000  NEW YORK STATE MEDICAL CARE
             FACILITIES FINANCE AGENCY
             HEALTH CARE RV CREDIT SUISSE
             LOC                                    3.75           02/15/13            7,560,000
  6,570,000  NEW YORK STATE URBAN
             DEVELOPMENT REVENUE BONDS              7.63           01/01/06            6,854,654
 10,000,000  NEW YORK NY TRANSPORTATION RV
             SERIES A-50 REGION D                   4.00           04/14/00           10,000,000

                                                                                      64,054,654
                                                                                  --------------
NORTH CAROLINA - 0.01%
    100,000  NORTH CAROLINA MEDICAL CARE
             COMMUNITY HOSPITAL RV
             VAR-MOSES H. CONE MEMORIAL
             HOSPITAL PROJECT                       3.95           09/01/02              100,000
                                                                                  --------------
NORTH DAKOTA - 0.13%
  1,500,000  BISMARCK ND IDR SUPERVALU
             INCORPORATED PROJECT WACHOVIA
             BANK & TRUST LOC                       4.00           04/01/09            1,500,000
                                                                                  --------------
OHIO - 2.32%
 14,481,000  ABN AMRO LEASETOPS 2000-1
             LEASETOPS CERTIFICATES
             ABN-AMRO BANK N.V. LOC                 4.28           08/07/02           14,481,000
  5,000,000  HAMILTON COUNTY OH IDR
             COMMUNITY URBAN REDEVELOPMENT
             PROJECT NATIONAL WESTMINSTER
             LOC                                    4.15           10/15/12            5,000,000
  2,800,000  WARREN COUNTY OH IDR
             CINCINNATI ELECTRIC
             CORPORATION PROJECT ROYAL BANK
             OF CANADA LOC                          4.10           09/01/15            2,800,000
  4,300,000  WOOSTER OH IDR ALLEN GROUP
             INCORPORATED NATIONAL BANK OF
             DETROIT LOC                            4.10           12/01/10            4,300,000

                                                                                      26,581,000
                                                                                  --------------
OKLAHOMA - 1.56%
  2,515,000  OKLAHOMA COUNTY OK FINANCE
             AUTHORITY IDR PERRINE OFFICE
             PROJECT FGIC INSURED                   4.25           12/01/14            2,515,000
  2,625,000  OKLAHOMA COUNTY OK IDR CARBON
             OFFICE FGIC INSURED                    4.25           12/01/14            2,625,000
  7,750,000  OKLAHOMA STATE WATER RESOURCES
             BOARD                                  4.05           09/01/26            7,750,000
  5,000,000  TULSA PORT CATOOSA OK IDA RV
             ASPHALT PRODUCTIONS BANK OF
             AMERICA LOC                            4.15           10/01/09            5,000,000

                                                                                      17,890,000
                                                                                  --------------
OREGON - 0.02%
    200,000  OREGON STATE HOUSING &
             COMMUNITY SERVICES DEPARTMENT
             SFHR SERIES D                          3.20           04/13/00              200,000
                                                                                  --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
OTHER - 1.69%
$13,800,000  KOCH                                   4.12%          10/06/03       $   13,800,000
  5,615,484  PITNEY BOWES CREDIT
             CORPORATION LEASETOPS TRUST
             SERIES 1999-2 AMBAC INSURED            4.33           03/16/05            5,615,484

                                                                                      19,415,484
                                                                                  --------------
PENNSYLVANIA - 2.64%
  2,090,000  ALLEGHENY COUNTY PA GO
             SERIES C-34 MBIA-IBC INSURED           8.50           02/15/01            2,165,658
  1,100,000  BUTLER COUNTY PA IDA PCR
             PENNZOIL COMPANY PROJECT
             MELLON BANK LOC                        4.10           12/01/12            1,100,000
  5,145,000  CHARTIERS VALLEY PA
             INDUSTRIAL & COMMERCIAL
             DEVELOPMENT AUTHORITY IDR
             GUARANTEED BY ADP INCORPORATED         4.30           11/15/17            5,145,000
  2,490,000  PENNSYLVANIA INTERGOVERNMENTAL
             COOPERATIVE AUTHORITY SPECIAL
             TAX RV MBIA INSURED                    3.96           06/15/23            2,490,000
  2,200,000  PENNSYLVANIA STATE HIGHER
             EDUCATION ASSISTANCE AGENCY
             STUDENT LOAN RV SERIES A
             AMBAC INSURED                          3.90           06/01/29            2,200,000
  9,500,000  QUAKERTOWN PA GENERAL
             AUTHORITY RV POOLED FINANCING
             PROGRAM SERIES A PNC BANK LOC          4.00           06/01/28            9,500,000
  3,000,000  QUAKERTOWN PA HEALTH CARE RV
             HOSPITAL GROUP POOLED
             FINANCING SERIES A PNC BANK
             LOC                                    4.00           07/01/26            3,000,000
  4,700,000  QUAKERTOWN PA HEALTH CARE RV
             HOSPITAL GROUP POOLED
             FINANCING PNC BANK LOC                 4.00           07/01/05            4,700,000

                                                                                      30,300,658
                                                                                  --------------
PUERTO RICO - 0.03%
    400,000  PUERTO RICO COMMONWEALTH OTHER
             RV SERIES D BANK OF NEW YORK
             LOC                                    3.85           07/30/00              400,000
                                                                                  --------------
RHODE ISLAND - 0.17%
  1,000,000  RHODE ISLAND STATE GO CONSUMER
             CAPITAL DEVELOPMENT SERIES B
             FSA INSURED                            6.10           05/15/03            1,022,625
    900,000  RHODE ISLAND MANDATORY PUT
             5/15/00 @ 100                          6.00           05/15/02              920,757

                                                                                       1,943,382
                                                                                  --------------
SOUTH CAROLINA - 1.97%
  3,000,000  PIEDMONT MUNICIPAL POWER
             AGENCY SC ELECTRIC RV
             SERIES C MBIA INSURED                  3.90           01/01/22            3,000,000
  5,600,000  SOUTH CAROLINA JOBS ECONOMIC
             DEVELOPMENT AUTHORITY ECONOMIC
             DEVELOPMENT RV LATI INDUSTRIES
             INCORPORATED PROJECT BANK OF
             AMERICA N.A. LOC                       4.15           08/01/14            5,600,000
  1,300,000  SOUTH CAROLINA STATE
             EDUCATIONAL FACILITIES
             AUTHORITY FOR PRIVATE
             NON-PROFIT INSITUTIONS FURMAN
             UNIVERSITY PROJECT SERIES B            3.95           10/01/26            1,300,000
  4,655,000  SOUTH CAROLINA STATE PUBLIC
             SERVICE AUTHORITY UTILITIES RV
             FGIC INSURED                           3.96           01/01/23            4,655,000
  8,055,000  SOUTH CAROLINA STATE PUBLIC
             SERVICE AUTHORITY RV
             SERIES SG-2 MBIA INSURED               3.96           07/01/21            8,055,000

                                                                                      22,610,000
                                                                                  --------------
TENNESSEE - 1.43%
 10,000,000  CLARKSVILLE TN PUBLIC BUILDING
             AUTHORITY RV POOLED FINANCING
             TENNESSEE MUNICIPAL BOND
             FUNDING BANK OF AMERICA LOC            4.00           06/01/29           10,000,000
  4,300,000  JOHNSON CITY TN HEALTH &
             EDUCATIONAL RV SERIES A                4.00           07/01/21            4,300,000
  2,100,000  METROPOLITAN GOVERNMENTS OF
             NASHVILLE & DAVIDSON COUNTIES
             TN HEALTH & EDUCATION
             FACILITIES RV ALIVE HOSPICE
             INCORPORATED PROJECT                   4.00           08/01/19            2,100,000

                                                                                      16,400,000
                                                                                  --------------
TEXAS - 8.17%
 14,590,000  AUSTIN TX UTILITIES SYSTEM RV
             SERIES G AMBAC INSURED                 3.96           11/15/11           14,590,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
TEXAS (continued)
$ 1,100,000  BEXAR COUNTY TX HOUSING
             FINANCE CORPORATION MFHR
             CREIGHTONS MILL DEVELOPMENT
             PROJECT SERIES A GUARANTEED BY
             NEW ENGLAND MUTUAL LIFE
             INSURANCE COMPANY                      3.90%          08/01/06       $    1,100,000
  4,750,000  BEXAR COUNTY TX HOUSING
             FINANCE CORPORATION MFHR PARK
             HILL DEVELOPMENT PROJECT
             SERIES B GUARANTEED BY NEW
             ENGLAND MUTUAL LIFE INSURANCE
             COMPANY                                3.90           06/01/05            4,750,000
  8,000,000  HARRIS COUNTY TX HEALTH
             FACILITIES DEVELOPMENT
             CORPORATION HOSPITAL RV
             MEMORIAL HOSPITAL SYSTEM
             PROJECT SERIES B MBIA INSURED          3.85           06/01/24            8,000,000
  5,000,000  HARRIS COUNTY TX HOUSING
             FINANCE CORPORATION ARBOR II
             LIMITED PROJECT                        4.00           10/01/05            5,000,000
  3,670,000  HOUSTON TX WATER & SEWER
             SYSTEMS RV MUNICIPAL TRUST
             RECIEPTS SERIES SG 120 FGIC
             INSURED                                3.96           12/01/23            3,670,000
  1,000,000  PANHANDLE-PLAINS TX HIGHER
             EDUCATION AUTHORITY
             INCORPORATED STUDENT LOAN RV
             SERIES A STUDENT LOAN
             MARKETING LOC                          3.90           06/01/21            1,000,000
 16,900,000  SOUTH TEXAS HIGHER EDUCATION
             AUTHORITY INCORPORATED
             EDUCATIONAL FACILITIES RV MBIA
             INSURED                                3.90           12/01/29           16,900,000
    920,000  TARRANT COUNTY TX MFHR SINGLE
             FAMILY APARTMENTS PROJECT
             SUNTRUST BANK NASHVILLE LOC            3.95           11/01/17              920,000
  2,900,000  TEXAS STATE DEPARTMENT OF
             HOUSING AND COMMUNITY AFFAIRS
             SFHR SERIES PT 136 MBIA
             INSURED                                3.99           03/01/17            2,900,000
  1,700,000  TEXAS STATE DEPARTMENT OF
             HOUSING AND COMMUNITY AFFAIRS
             MFHR SERIES 1215                       4.14           12/01/39            1,700,000
  6,795,000  TEXAS STATE FRN PA 560                 3.96           08/01/24            6,795,000
    600,000  TEXAS STATE GO PUBLIC FINANCE
             AUTHORITY SERIES B                     5.25           10/01/00              603,888
 16,600,000  TEXAS STATE TRAN SERIES A              4.50           08/31/00           16,648,303
  9,115,000  TRAVIS COUNTY TX HOUSING
             FINANCE CORPORATION MFHR
             SERIES 1144                            4.26           01/01/41            9,115,000

                                                                                      93,692,191
                                                                                  --------------
UTAH - 0.32%
  3,630,000  INTERMOUNTAIN POWER AGENCY
             POWER SUPPLY RV SERIES C MBIA
             INSURED                                6.00           07/01/00            3,647,460
                                                                                  --------------
VERMONT - 0.07%
    800,000  VERMONT HFA SFHR SERIES 11B            3.70           09/07/00              800,000
                                                                                  --------------
VIRGINIA - 0.35%
  4,000,000  VIRGINIA STATE PUBLIC SCHOOL
             AUTHORITY PUTTERS SERIES 109           3.98           08/01/17            4,000,000
                                                                                  --------------
WASHINGTON - 5.56%
  8,000,000  LAKE TAPPS PARKWAY, WA                 4.00           12/01/19            8,000,000
  3,690,000  PORT ANACORTES WA IDA                  3.90           07/11/00            3,690,000
  6,500,000  SEATTLE WA MUNICIPAL LIGHT &
             POWER RV SERIES B MORGAN
             GUARANTY TRUST LOC                     3.95           05/04/00            6,500,000
  7,600,000  WASHINGTON PUBLIC POWER SUPPLY
             SYSTEM POWER RV NUCLEAR
             PROJECT #1 MUNICIPAL
             SECURITIES TRUST RECEIPTS
             SERIES CMC2                            3.95           07/01/07            7,600,000
  1,000,000  WASHINGTON PUBLIC POWER SUPPLY
             SYSTEM POWER RV NUCLEAR
             PROJECT #3 SERIES 13 MBIA
             INSURED                                3.96           07/01/15            1,000,000
  1,300,000  WASHINGTON STATE EDA RV
             PACIFIC COAST SCHREDDING
             SERIES D                               4.15           08/01/14            1,300,000
 10,260,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION MFHR
             SERIES 1219                            4.14           12/22/29           10,260,000
  9,600,000  WASHINGTON STATE PUBLIC POWER
             SUPPLY SYSTEM NUCLEAR PROJECT
             #2 POWER RV AMBAC INSURED              3.95           07/01/07            9,600,000
  4,575,000  WASHINGTON STATE GO SERIES A           6.50           07/01/00            4,602,239
  3,950,000  WASHINGTON STATE HEALTH CARE
             FACILITIES AUTHORITY RV
             SISTERS PROVIDENCE SERIES B
             RABOBANK NEDERLAND LOC                 4.00           10/01/05            3,950,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE    MATURITY DATE+          VALUE
WASHINGTON (continued)
$ 7,325,000  WASHINGTON STATE HEALTH CARE
             FACILITIES AUTHORITY RV MILL
             POINTE APARTMENTS PROJECT
             SERIES A U.S. BANK TRUST N.A.
             LOC                                    4.10%          01/01/30       $    7,325,000

                                                                                      63,827,239
                                                                                  --------------
WASHINGTON D.C. - 0.25%
  2,900,000  DISTRICT OF COLUMBIA                   3.96           06/01/10            2,900,000
                                                                                  --------------
WISCONSIN - 2.15%
  1,000,000  BELOIT & ROCK COUNTY WI IDR
             GUARANTEED BY CPC
             INTERNATIONAL                          5.76           04/01/19            1,000,000
  1,405,000  JOHNSON CONTROLS INCORPORATED
             TAX-EXEMPT BOND GRANTOR TRUST
             WACHOVIA CORPORATION LOC               4.30           10/01/01            1,405,000
 10,000,000  MILWAUKEE WI GO                        4.00           09/07/00           10,000,000
  3,650,000  PORTAGE COUNTY WI BOND
             ANTICIPATION NOTES                     4.50           06/01/00            3,650,000
  6,240,000  WISCONSIN HOUSING & ECONOMIC
             DEVELOPMENT AUTHORITY HOME
             OWNERSHIP RV                           4.01           09/01/26            6,240,000
  2,400,000  WISCONSIN STATE SCHOOL
             DISTRICTS CASH FLOW MANAGEMENT
             PROGRAM COP RV SERIES A-2              3.80           09/28/00            2,400,000

                                                                                      24,695,000
                                                                                  --------------
WYOMING - 1.29%
  1,000,000  GREEN RIVER WY PCR ALLIED
             CORPORATION PROJECT GUARANTEED
             BY ALLIED SIGNAL CORPORATION           4.80           12/01/12            1,000,000
  4,800,000  UNITA COUNTY WY PCR CHEVRON
             U.S.A. INCORPORATED PROJECT            3.85           08/15/20            4,800,000
  9,050,000  UNITA COUNTY WY PCR AMOCO
             PROJECT                                3.95           07/01/26            9,050,000

                                                                                      14,850,000
                                                                                  --------------

TOTAL MUNICIPAL SECURITIES (COST
$1,121,490,559)                                                                    1,121,490,559
                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,121,490,559)*                      97.76%   $1,121,490,559
OTHER ASSETS AND LIABILITIES NET             2.24        25,724,020
                                          -------    --------------
TOTAL NET ASSETS                           100.00%   $1,147,214,579
                                          -------    --------------
                                          -------    --------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
U.S. TREASURY SECURITES - 64.72%
U.S. TREASURY BILLS - 23.68%
$ 30,000,000  U.S. TREASURY BILL                    5.94%{::}     08/31/00  $ 29,279,376
  50,000,000  U.S. TREASURY BILL                    6.00{::}     04/20/00     49,858,739
  75,000,000  U.S. TREASURY BILL                    5.75{::}     04/27/00     74,715,250
  50,000,000  U.S. TREASURY BILL                    5.60{::}     06/08/00     49,498,583

                                                                             203,351,948
                                                                            ------------
U.S. TREASURY NOTES - 41.04%
  59,270,000  U.S. TREASURY NOTE                    5.38         07/31/00     59,181,703
  50,000,000  U.S. TREASURY NOTE                    5.50         05/31/00     49,984,482
  33,310,000  U.S. TREASURY NOTE                    5.75         10/31/00     33,326,413
  52,000,000  U.S. TREASURY NOTE                    5.63         04/30/00     52,006,521
  25,000,000  U.S. TREASURY NOTE                    6.75         04/30/00     25,021,352
  23,000,000  U.S. TREASURY NOTE                    6.25         05/31/00     23,021,447
  30,000,000  U.S. TREASURY NOTE                    5.38         06/30/00     29,962,501
  50,000,000  U.S. TREASURY NOTE                    6.00         08/15/00     49,967,734
  30,000,000  U.S. TREASURY NOTE                    5.13         08/31/00     29,945,181

                                                                             352,417,334
                                                                            ------------

TOTAL U.S. TREASURY SECURITIES (COST
$555,769,282)                                                                555,769,282
                                                                            ------------
REPURCHASE AGREEMENTS - 34.98%
 170,000,000  BEAR STEARNS COMPANY
              INCORPORATED REPURCHASE
              AGREEMENT                             6.10         04/03/00    170,000,000
  85,000,000  DEUTSCHE BANK SECURITIES
              REPURCHASE AGREEMENT                  6.10         04/03/00     85,000,000
  10,803,166  GOLDMAN SACHS REPURCHASE
              AGREEMENT                             6.05         04/03/00     10,803,166
  20,000,000  GOLDMAN SACHS REPURCHASE
              AGREEMENT                             6.10         04/03/00     20,000,000
  14,600,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                  6.20         04/03/00     14,600,000

TOTAL REPURCHASE AGREEMENTS (COST
$300,403,166)                                                                300,403,166
                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $856,172,448)*                        99.70% $856,172,448
OTHER ASSETS AND LIABILITIES, NET            0.30     2,570,035
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $858,742,483
                                          -------  ------------
                                          -------  ------------

{::} YIELD TO MATURITY.
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS $856,179,652.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2000        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                CASH INVESTMENT    NATIONAL TAX-FREE INSTITUTIONAL    TREASURY PLUS INSTITUTIONAL
                                              MONEY MARKET FUND                  MONEY MARKET FUND              MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT AMORTIZED COST........     $11,179,190,100             $1,121,490,559                    $856,172,448
CASH......................................           9,677,792                    159,782                             606
RECEIVABLE FOR INTEREST AND OTHER
  RECEIVABLES.............................          42,932,283                  9,254,915                       5,868,104
RECEIVABLE FOR INVESTMENTS SOLD...........                   0                 27,853,143                               0
PREPAID EXPENSES AND OTHER ASSETS.........             217,027                     41,642                           2,850
                                               ---------------             --------------                    ------------
TOTAL ASSETS..............................      11,232,017,202              1,158,800,041                     862,044,008
                                               ---------------             --------------                    ------------

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED.......                   0                  8,000,000                               0
  PAYABLE TO INVESTMENT ADVISOR AND
    AFFILIATES............................           4,331,109                    402,586                         305,211
  PAYABLE TO OTHER RELATED PARTIES........             359,891                     54,075                           6,516
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...........................           1,318,728                    219,784                         532,737
  DIVIDENDS PAYABLE.......................          26,942,712                  2,909,017                       2,457,061
                                               ---------------             --------------                    ------------
TOTAL LIABILITIES.........................          32,952,440                 11,585,462                       3,301,525
                                               ---------------             --------------                    ------------
TOTAL NET ASSETS..........................     $11,199,064,762             $1,147,214,579                    $858,742,483
                                               ---------------             --------------                    ------------
                                               ---------------             --------------                    ------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.........................     $11,199,025,910             $1,147,262,224                    $858,761,691
  UNDISTRIBUTED NET REALIZED GAIN (LOSS)
    ON INVESTMENTS........................              38,852                    (47,645)                        (19,208)
                                               ---------------             --------------                    ------------
TOTAL NET ASSETS..........................     $11,199,064,762             $1,147,214,579                    $858,742,483
                                               ---------------             --------------                    ------------
                                               ---------------             --------------                    ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - INSTITUTIONAL CLASS..........     $ 2,116,276,392(1)          $   23,141,486(1)                 $390,592,178
SHARES OUTSTANDING - INSTITUTIONAL
  CLASS...................................       2,116,347,674(1)              23,141,486(1)                  390,592,178
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - INSTITUTIONAL CLASS.............     $          1.00(1)          $         1.00(1)                 $       1.00
NET ASSETS - SERVICE CLASS................     $ 9,082,788,370             $1,124,073,093                    $468,150,305
SHARES OUTSTANDING - SERVICE CLASS........       9,084,563,463              1,124,005,822                     468,319,129
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - SERVICE CLASS...................     $          1.00             $         1.00                    $       1.00
                                               ---------------             --------------                    ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                                      STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                              TREASURY
                                                                                                PLUS
                                                                 NATIONAL TAX-FREE          INSTITUTIONAL
                               CASH INVESTMENT MONEY         INSTITUTIONAL MONEY MARKET     MONEY MARKET
                                    MARKET FUND                         FUND                    FUND
                           ------------------------------  ------------------------------  ---------------
                               FOR THE TEN        FOR THE      FOR THE TEN        FOR THE          FOR THE
                              MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED       YEAR ENDED
                            MARCH 31, 2000   MAY 31, 1999   MARCH 31, 2000   MAY 31, 1999   MARCH 31, 2000
----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $  393,241,066   $298,826,756   $   32,545,886   $ 39,625,210     $ 90,909,028
  NET EXPENSES ALLOCATED
    FROM AFFILIATED
    PORTFOLIOS(1)........      (6,497,825)   (14,206,212)               0              0                0
                           --------------   ------------   --------------   ------------     ------------
TOTAL INVESTMENT
  INCOME.................     386,743,241    284,620,544       32,545,886     39,625,210       90,909,028
                           --------------   ------------   --------------   ------------     ------------

EXPENSES
  ADVISORY FEES..........       4,304,172              0        2,046,650      3,911,866        3,944,829
  ADMINISTRATION FEES....       7,733,094      2,770,004        1,169,349      1,221,486        2,720,573
  CUSTODY................         860,834              0          144,103        132,896          316,731
  SHAREHOLDER SERVICING
    FEES.................       8,782,975              0        1,099,922              0        3,181,836
  PORTFOLIO ACCOUNTING
    FEES.................         190,312         13,000           86,740         97,750          357,246
  TRANSFER AGENT
    A SHARES/E SHARES....             N/A            N/A           45,639        106,325          184,350
    ADMIN SHARES.........             N/A            N/A              N/A            N/A          177,972
    I SHARES.............          15,820(2)          N/A         460,002(2)          N/A          52,984
    SERVICE SHARES.......       5,283,002     11,080,019           48,397      1,136,425          168,714
  LEGAL AND AUDIT FEES...         122,046         77,893           26,469         32,150          150,166
  REGISTRATION FEES......         602,279        333,566          103,419         64,062          168,311
  DIRECTORS' FEES........          30,496         63,742            7,487         13,813            4,082
  SHAREHOLDER REPORTS....         357,732        312,978           31,481         67,636          148,198
  OTHER..................         129,549         90,497           49,861         75,772           90,593
                           --------------   ------------   --------------   ------------     ------------
TOTAL EXPENSES...........      28,412,311     14,741,699        5,319,519      6,860,181       11,666,585
                           --------------   ------------   --------------   ------------     ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............      (3,790,119)    (2,349,109)      (1,124,246)    (1,469,730)      (3,315,845)
  NET EXPENSES...........      24,622,192     12,392,590        4,195,273      5,390,451        8,350,740
                           --------------   ------------   --------------   ------------     ------------
NET INVESTMENT INCOME....     362,121,049    272,227,954       28,350,613     34,234,759       82,558,288
                           --------------   ------------   --------------   ------------     ------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......          75,110         54,777           68,766          6,112          (29,640)
                           --------------   ------------   --------------   ------------     ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $  362,196,159   $272,282,731   $   28,419,379   $ 34,240,871     $ 82,528,648
                           --------------   ------------   --------------   ------------     ------------
                           --------------   ------------   --------------   ------------     ------------

(1) THE CORE PORTFOLIOS ASSOCIATED WITH THE CASH INVESTMENT MONEY MARKET FUND CEASED OPERATIONS AT THE CLOSE OF BUSINESS NOVEMBER 5, 1999. SEE SEPARATE PRESENTATION OF THE FINANCIAL STATEMENTS FOR THE CORE PORTFOLIOS FOR THE PERIODS PRIOR TO NOVEMBER 5, 1999 BEGINNING AT PAGE 40.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       CASH INVESTMENT MONEY MARKET FUND
                           ----------------------------------------------------------
                                   FOR THE TEN              FOR THE           FOR THE
                                  MONTHS ENDED           YEAR ENDED        YEAR ENDED
                             MARCH 31, 2000(1)         MAY 31, 1999      MAY 31, 1998
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     5,481,802,324     $  4,685,818,157  $  2,147,893,640
OPERATIONS:
NET INVESTMENT INCOME....          362,121,049          272,227,954       203,656,282
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............               75,110               54,777           (53,352)
                           -------------------     ----------------  ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          362,196,159          272,282,731       203,602,930
                           -------------------     ----------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............                  N/A                  N/A               N/A
    ADMINISTRATIVE
      SHARES.............                  N/A                  N/A               N/A
    E SHARES.............                  N/A                  N/A               N/A
    I SHARES.............          (45,514,130)(7)              N/A               N/A
    SERVICE CLASS........         (316,651,938)        (272,182,936)     (203,656,282)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    A SHARES.............                  N/A                  N/A               N/A
    ADMINISTRATIVE
      SHARES.............                  N/A                  N/A               N/A
    E SHARES.............                  N/A                  N/A               N/A
    I SHARES.............                    0(7)               N/A               N/A
    SERVICE CLASS........                    0                    0                 0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                  N/A                  N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A                  N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS A............                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - ADMINISTRATIVE
  CLASS..................                  N/A                  N/A               N/A
REINVESTMENT OF DIVIDENDS
  - ADMINISTRATIVE
  CLASS..................                  N/A                  N/A               N/A
COST OF SHARES REDEEMED -
  ADMINISTRATIVE CLASS...                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS E..............                  N/A                  N/A               N/A
REINVESTMENT OF DIVIDENDS
  - CLASS E..............                  N/A                  N/A               N/A
COST OF SHARES REDEEMED -
  CLASS E................                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS E................                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS I..............       33,083,642,189(7)               N/A               N/A
REINVESTMENT OF DIVIDENDS
  - CLASS I..............           14,150,304(7)               N/A               N/A
COST OF SHARES REDEEMED -
  CLASS I................      (30,981,523,473)(7)              N/A               N/A
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................        2,116,269,020(7)               N/A               N/A
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - SERVICE CLASS........       30,580,475,804       37,587,082,649    12,012,845,493
REINVESTMENT OF DIVIDENDS
  - SERVICE CLASS........          159,925,207          143,723,803       114,097,582
COST OF SHARES REDEEMED -
  SERVICE CLASS..........      (27,139,437,684)     (36,934,922,080)   (9,588,965,206)
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................        3,600,963,327          795,884,372     2,537,977,869
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        5,717,262,438          795,984,167     2,537,924,517
                           -------------------     ----------------  ----------------
                           -------------------     ----------------  ----------------
NET ASSETS:
-------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $    11,199,064,762     $  5,481,802,324  $  4,685,818,157
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                  N/A                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A                  N/A               N/A
  SHARES REDEEMED -
    CLASS A..............                  N/A                  N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                  N/A                  N/A               N/A
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                  N/A                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                  N/A               N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS................                  N/A                  N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                  N/A                  N/A               N/A
  SHARES SOLD -
    CLASS E..............                  N/A                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS E..............                  N/A                  N/A               N/A
  SHARES REDEEMED -
    CLASS E..............                  N/A                  N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS E................                  N/A                  N/A               N/A
  SHARES SOLD -
    CLASS I..............       33,083,720,843(7)               N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............           14,150,304(7)               N/A               N/A
  SHARES REDEEMED -
    CLASS I..............      (30,981,523,473)(7)              N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................        2,116,347,674(7)               N/A               N/A
  SHARES SOLD - SERVICE
    CLASS................       30,580,541,901       37,587,082,649    12,012,845,493
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................          159,925,207          143,723,803       114,097,582
  SHARES REDEEMED -
    SERVICE CLASS........      (27,139,437,684)     (36,934,922,080)   (9,588,965,206)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........        3,601,029,424          795,884,372     2,537,977,869
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                 0     $       (102,315) $              0
                           -------------------     ----------------  ----------------
                           -------------------     ----------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
                           ----------------------------------------------------------
                                   FOR THE TEN              FOR THE           FOR THE
                                  MONTHS ENDED           YEAR ENDED        YEAR ENDED
                             MARCH 31, 2000(2)         MAY 31, 1999      MAY 31, 1998
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     1,060,762,128     $  1,021,763,286  $    690,270,611
OPERATIONS:
NET INVESTMENT INCOME....           28,350,613           34,234,759        28,902,887
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............               68,766                6,112           172,328
                           -------------------     ----------------  ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............           28,419,379           34,240,871        29,075,215
                           -------------------     ----------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............             (485,964)(3)       (1,157,118)       (1,571,100)
    ADMINISTRATIVE
      SHARES.............                  N/A                  N/A               N/A
    E SHARES.............                  N/A                  N/A               N/A
    I SHARES.............             (299,922)(7)              N/A               N/A
    SERVICE CLASS........          (27,564,727)         (33,067,705)      (27,331,787)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    A SHARES.............                    0(3)              (628)           (3,249)
    ADMINISTRATIVE
      SHARES.............                  N/A                  N/A               N/A
    E SHARES.............                  N/A                  N/A               N/A
    I SHARES.............                    0(7)               N/A               N/A
    SERVICE CLASS........                    0              (16,474)          (58,183)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......           16,850,329(3)        51,468,576        81,294,057
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              471,208(3)         1,155,538         1,574,299
  COST OF SHARES REDEEMED
    - CLASS A............          (58,499,543)(3)      (55,521,236)      (93,421,410)
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          (41,178,006)(3)       (2,897,122)      (10,553,054)
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - ADMINISTRATIVE
  CLASS..................                  N/A                  N/A               N/A
REINVESTMENT OF DIVIDENDS
  - ADMINISTRATIVE
  CLASS..................                  N/A                  N/A               N/A
COST OF SHARES REDEEMED -
  ADMINISTRATIVE CLASS...                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS E..............                  N/A                  N/A               N/A
REINVESTMENT OF DIVIDENDS
  - CLASS E..............                  N/A                  N/A               N/A
COST OF SHARES REDEEMED -
  CLASS E................                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS E................                  N/A                  N/A               N/A
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS I..............          385,664,825(7)               N/A               N/A
REINVESTMENT OF DIVIDENDS
  - CLASS I..............               76,787(7)               N/A               N/A
COST OF SHARES REDEEMED -
  CLASS I................         (362,606,896)(7)              N/A               N/A
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................           23,134,716(7)               N/A               N/A
                           -------------------     ----------------  ----------------
PROCEEDS FROM SHARES SOLD
  - SERVICE CLASS........        2,015,467,599        4,895,924,473     2,529,846,649
REINVESTMENT OF DIVIDENDS
  - SERVICE CLASS........            1,611,072            8,171,310         4,917,786
COST OF SHARES REDEEMED -
  SERVICE CLASS..........       (1,912,651,696)      (4,862,198,765)   (2,192,829,602)
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................          104,426,975           41,897,018       341,934,833
                           -------------------     ----------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........           86,452,451           38,998,842       331,492,675
                           -------------------     ----------------  ----------------
                           -------------------     ----------------  ----------------
NET ASSETS:
-------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $     1,147,214,579     $  1,060,762,128  $  1,021,763,286
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           16,850,329(3)        51,468,576        81,294,057
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              471,208(3)         1,155,538         1,574,299
  SHARES REDEEMED -
    CLASS A..............          (58,502,479)(3)      (55,521,236)      (93,421,410)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          (41,180,942)(3)       (2,897,122)      (10,553,054)
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                  N/A                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                  N/A               N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS................                  N/A                  N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                  N/A                  N/A               N/A
  SHARES SOLD -
    CLASS E..............                  N/A                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS E..............                  N/A                  N/A               N/A
  SHARES REDEEMED -
    CLASS E..............                  N/A                  N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS E................                  N/A                  N/A               N/A
  SHARES SOLD -
    CLASS I..............          385,671,595(7)               N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............               76,787(7)               N/A               N/A
  SHARES REDEEMED -
    CLASS I..............         (362,606,896)(7)              N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................           23,141,486(7)               N/A               N/A
  SHARES SOLD - SERVICE
    CLASS................        2,015,467,599        4,895,924,473     2,529,846,649
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            1,611,072            8,171,310         4,917,786
  SHARES REDEEMED -
    SERVICE CLASS........       (1,912,651,696)      (4,862,198,765)   (2,192,829,602)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........          104,426,975           41,897,018       341,934,833
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                 0     $       (126,904) $       (198,272)
                           -------------------     ----------------  ----------------
                           -------------------     ----------------  ----------------

                           TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
                           ----------------------------------------------
                                          FOR THE                 FOR THE
                                       YEAR ENDED              YEAR ENDED
                                MARCH 31, 2000(6)          MARCH 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....     $  2,170,334,965        $  2,142,695,178
OPERATIONS:
NET INVESTMENT INCOME....           82,558,288             102,461,486
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............              (29,640)                 94,206
                              ----------------        ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............           82,528,648             102,555,692
                              ----------------        ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............          (24,950,102)(4)         (21,822,781)
    ADMINISTRATIVE
      SHARES.............           (2,208,198)             (6,110,905)
    E SHARES.............          (13,974,099)(4)         (28,595,708)
    I SHARES.............          (29,064,561)            (24,663,853)
    SERVICE CLASS........          (12,361,328)            (21,268,239)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    A SHARES.............                    0(4)              (28,818)
    ADMINISTRATIVE
      SHARES.............                  N/A                  (6,270)
    E SHARES.............                    0(4)              (34,041)
    I SHARES.............                    0                 (29,922)
    SERVICE CLASS........                    0                 (27,945)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        1,284,191,796(4)        1,880,148,228
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            3,111,729(4)            4,574,374
  COST OF SHARES REDEEMED
    - CLASS A............       (1,831,221,877)(4)      (1,722,403,471)
                              ----------------        ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (543,918,352)(4)         162,319,131
                              ----------------        ----------------
PROCEEDS FROM SHARES SOLD
  - ADMINISTRATIVE
  CLASS..................           85,867,401(5)          211,237,826
REINVESTMENT OF DIVIDENDS
  - ADMINISTRATIVE
  CLASS..................            2,358,799(5)            6,183,801
COST OF SHARES REDEEMED -
  ADMINISTRATIVE CLASS...         (188,319,973)(5)        (294,254,788)
                              ----------------        ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...         (100,093,773)(5)         (76,833,161)
                              ----------------        ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS E..............          841,125,549(4)        1,690,444,889
REINVESTMENT OF DIVIDENDS
  - CLASS E..............                    0(4)                    0
COST OF SHARES REDEEMED -
  CLASS E................       (1,425,568,024)(4)      (1,821,543,593)
                              ----------------        ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS E................         (584,442,475)(4)        (131,098,704)
                              ----------------        ----------------
PROCEEDS FROM SHARES SOLD
  - CLASS I..............       48,358,025,436           5,020,036,817
REINVESTMENT OF DIVIDENDS
  - CLASS I..............           11,059,800               5,523,692
COST OF SHARES REDEEMED -
  CLASS I................      (48,472,622,077)         (5,033,058,755)
                              ----------------        ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................         (103,536,841)             (7,498,246)
                              ----------------        ----------------
PROCEEDS FROM SHARES SOLD
  - SERVICE CLASS........        4,609,832,463           3,847,684,188
REINVESTMENT OF DIVIDENDS
  - SERVICE CLASS........            9,609,868               5,368,260
COST OF SHARES REDEEMED -
  SERVICE CLASS..........       (4,599,013,732)         (3,772,268,891)
                              ----------------        ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................           20,428,599              80,783,557
                              ----------------        ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       (1,311,592,482)             27,639,787
                              ----------------        ----------------
                              ----------------        ----------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......     $    858,742,483        $  2,170,334,965
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............        1,284,191,796(4)        1,880,148,228
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            3,111,729(4)            4,574,374
  SHARES REDEEMED -
    CLASS A..............       (1,831,248,142)(4)      (1,722,403,471)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (543,944,617)(4)         162,319,131
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................           85,867,401(5)          211,237,826
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................            2,358,799(5)            6,183,801
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS................         (188,320,695)(5)        (294,254,788)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...         (100,094,495)(5)         (76,833,161)
  SHARES SOLD -
    CLASS E..............          841,125,549(4)        1,732,685,998
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS E..............                    0(4)                    0
  SHARES REDEEMED -
    CLASS E..............       (1,425,570,489)(4)      (1,837,799,382)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS E................         (584,444,940)(4)        (105,113,384)
  SHARES SOLD -
    CLASS I..............       48,358,025,436           1,810,109,209
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............           11,059,800               3,525,822
  SHARES REDEEMED -
    CLASS I..............      (48,472,616,799)         (1,761,788,362)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         (103,531,563)             51,846,669
  SHARES SOLD - SERVICE
    CLASS................        4,609,832,463           2,944,938,308
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            9,609,868               1,738,759
  SHARES REDEEMED -
    SERVICE CLASS........       (4,599,026,227)         (3,062,972,733)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........           20,416,104            (116,295,666)
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......     $              0        $              0
                              ----------------        ----------------
                              ----------------        ----------------

MONEY MARKET FUNDS                  NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $2,053,684,696 for Service Class, and "Shares sold" includes 2,053,752,793 for Service Class, as a result of the consolidation of the Service and Administrative Class shares of Stagecoach Prime Money Market Fund. "Proceeds from shares sold" includes $1,698,113,998 for Institutional Class, and "Shares sold" includes 1,698,194,434 for Institutional Class, as a result of the consolidation of the Institutional Class shares of Stagecoach Prime Money Market Fund.

(2) "Proceeds from shares sold" includes $35,535,275 for Institutional Class, and "Shares sold" includes 35,542,045 for Institutional Class as a result of the consolidation of the Stagecoach National Tax-Free Money Market Fund.

(3) Class A shares of Norwest Advantage Municipal Money Market Fund merged into the Wells Fargo National Tax-Free Money Market Fund on November 8, 1999.

(4) Class A shares and Class E shares of Stagecoach Treasury Plus Money Market Fund merged into Wells Fargo Treasury Plus Money Market Fund on November 8, 1999.

(5) The Administrative Class of shares of Stagecoach Treasury Plus Money Market Fund became Service Class shares of Wells Fargo Treasury Plus Institutional Money Market Fund on November 8, 1999.

(6) "Proceeds from shares sold" includes $106,952,490 for Service Class, and "Shares sold" includes 106,961,046 for Service Class as a result of the consolidation of the Norwest Advantage Treasury Plus Fund.

(7)   This class of shares commenced operations on November 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS
                           NET ASSET         NET      UNREALIZED    FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT
                               SHARE      INCOME     INVESTMENTS      INCOME
----------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(2) TO
  MARCH 31, 2000.........  $    1.00        0.02            0.00       (0.02)

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(2) TO
  MARCH 31, 2000.........  $    1.00        0.01            0.00       (0.01)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(3)
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.05            0.00       (0.05)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00        0.05            0.00       (0.05)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......  $    1.00        0.03            0.00       (0.03)
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....  $    1.00        0.05            0.00       (0.05)
AUGUST 11, 1995(2) TO
  SEPTEMBER 30, 1995.....  $    1.00        0.01            0.00       (0.01)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                          MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------               NET ASSETS AT
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS      TOTAL    END OF PERIOD
                                   GAINS      SHARE           INCOME   EXPENSES   EXPENSES(1)     RETURN  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(2) TO
  MARCH 31, 2000.........           0.00  $    1.00           5.77%      0.25%         0.30%       2.29%  $     2,116,276

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(2) TO
  MARCH 31, 2000.........           0.00  $    1.00           3.43%      0.30%         0.31%       1.36%  $        23,141

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(3)
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 1999 TO
  MARCH 31, 2000.........           0.00  $    1.00           4.81%      0.25%         0.40%       4.98%  $       390,592
APRIL 1, 1998 TO
  MARCH 31, 1999.........           0.00  $    1.00           4.92%      0.25%         0.41%       5.04%  $       493,987
APRIL 1, 1997 TO
  MARCH 31, 1998.........           0.00  $    1.00           5.28%      0.25%         0.40%       5.41%  $       501,494
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......           0.00  $    1.00           5.11%      0.25%         0.39%       2.58%  $       449,647
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....           0.00  $    1.00           5.21%      0.25%         0.59%       5.26%  $       540,689
AUGUST 11, 1995(2) TO
  SEPTEMBER 30, 1995.....           0.00  $    1.00           5.42%      0.26%         0.69%       5.51%  $        36,443

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)   Commencement of operations.

(3) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on
      September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilites. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells
      Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management, Inc.

(4)   The Fund changed its fiscal year-end from September 30 to March 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through an exchange of shares as follows:

    Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
    PRIME MONEY MARKET FUND
      (AD, SVC, I)                            CASH INVESTMENT FUND (SVC)*               CASH INVESTMENT MONEY MARKET FUND

                                                                                        NATIONAL TAX-FREE INSTITUTIONAL MONEY
    NATIONAL TAX-FREE MONEY MARKET FUND (I)   MUNICIPAL MONEY MARKET FUND (SVC)*        MARKET FUND

    TREASURY PLUS MONEY MARKET FUND (AD,                                                TREASURY PLUS INSTITUTIONAL MONEY MARKET
      SVC, I)*                                TREASURY PLUS FUND (SVC)                  FUND

  *  ACCOUNTING SURVIVOR

   In the Consolidation, the Wells Fargo Cash Investment Money Market Fund acquired all of the net assets attributable to Administrative, Service and
  Institutional share classes of the Stagecoach Prime Money Market Fund and all of the Service Class net assets of the Norwest Advantage Cash Investment Fund. The Administrative, Service and Institutional share classes of Stagecoach Prime Money Market Fund exchanged their 3,751,947,227 shares for 3,751,947,227 shares of the Wells Fargo Cash Investment Money Market Fund. Concurrent with the Consolidation, Administrative shares of Stagecoach Prime Money Market Fund became Service shares of Wells Fargo Cash Investment Money Market Fund.
   In the Consolidation, the Wells Fargo National Tax-Free Institutional Money Market Fund acquired all of the net assets of the I share class of the Stagecoach National Tax-Free Money Market Fund and all of the net assets of the Service share class of the Norwest Advantage Municipal Money Market Fund. The I share class of Stagecoach National Tax-Free Money Market Fund exchanged its 35,542,045 shares for 35,542,045 shares of the Wells Fargo National Tax-Free Institutional Money Market Fund.
   In the Consolidation, the Wells Fargo Treasury Plus Institutional Money Market Fund acquired all of the net assets of the Administrative, Service and Institutional shares of the Stagecoach Treasury Plus Money Market Fund and the Service shares of the Norwest Treasury Plus Fund. Norwest Advantage Treasury Plus Money Market Fund exchanged its 106,961,046 shares for 106,961,046 Service shares of the Wells Fargo Treasury Plus Institutional Money Market Fund. Concurrent with the Consolidation, the Administrative shares of Stagecoach Treasury Plus Money Market Fund became Service shares of Wells Fargo Treasury Plus Institutional Money Market Fund.
   The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service
  Class and Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
   At the time of the Consolidation, the Cash Investment Money Market Fund, structured as a "Gateway" Fund in a "Core-Gateway" structure, was restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through "Core" portfolios (Prime Money Market Portfolio and Money Market Portfolio).

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   Each Fund, with exception to the National Tax-Free Institutional Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                            Undistributed
                                         Undistributed Net  Net Realized
                                         Investment Income    Gain/Loss    Paid-in Capital
    CASH INVESTMENT MONEY MARKET FUND         147,334         1,667,793       (1,815,127)

    NATIONAL TAX-FREE INSTITUTIONAL
      MONEY MARKET FUND                       126,904          (122,523)          (4,381)

    TREASURY PLUS INSTITUTIONAL MONEY
      MARKET FUND                                   0            10,430          (10,430)

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2000.
   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

    Fund                                      Year Expires  Capital Loss Carryforwards
    NATIONAL TAX-FREE INSTITUTIONAL MONEY
      MARKET FUND                                 3/31/08            $47,645

    TREASURY PLUS INSTITUTIONAL MONEY MARKET
      FUND                                        3/31/08            $12,004

3. ADVISORY FEES
--------------------------------------------------------------------------------
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    CASH INVESTMENT MONEY MARKET FUND                                      0.10

    NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                      0.10

    TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                          0.10

   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.
   Prior to November 8, 1999 the Trust had entered into a separate advisory contract on behalf of the Treasury Plus Institutional Money Market Fund with WFB. Pursuant to the contract, WFB had agreed to provide the Fund with daily portfolio management. Under the old contract with the Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the Treasury Plus Institutional Money Market Fund's average daily net assets.
   Prior to November 8, 1999 the investment adviser to the Cash Investment Money Market and National Tax-Free Institutional Money Market Funds was Norwest Investment Management, Inc. ("Adviser"), a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. The Adviser received an advisory fee from the National Tax-Free Institutional Money Market Fund at an annual rate of 0.35% of the average daily net assets up to $500 million, declining to 0.30% of the average daily net assets in excess of $1 billion. The Adviser did not receive advisory fees with respect to the Cash Investment Money Market Fund as long as the Fund remained completely invested in the Portfolios of Core Trust, a registered open-end management investment company.

4. DISTRIBUTION FEES
--------------------------------------------------------------------------------
   There are no distribution fees for Service Class and Institutional
  Class shares of the Funds.

5. ADMINISTRATION FEES
--------------------------------------------------------------------------------
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
   Prior to November 8, 1999, the Administrator for the Cash Investment Money Market and National Tax-Free Institutional Money Market Funds was Forum Administrative Services, LLC ("FAdS"). The National Tax-Free Institutional Money Market Fund was charged a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets. The Cash Investment Money Market Fund was charged a monthly fee at the annual rate of 0.025% of the Fund's average daily net assets.

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. TRANSFER AGENT FEES
--------------------------------------------------------------------------------
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. Prior to November 8, 1999, for the Cash Investment Money Market and National Tax-Free Institutional Money Market Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.20% and 0.10%, respectively, of each Fund's average daily net assets for the Cash Investment Money Market and National Tax-Free Institutional Money Market Funds.
   Prior to July 17, 1999 the Trust had entered into a contract on behalf of the Treasury Plus Institutional Money Market Fund with WFB, whereby WFB provided transfer agency services for the Fund, which was charged at an annual rate of 0.10% of the Fund's average daily net assets for Service Class shares and 0.02% for Institutional Class shares.

7. SHAREHOLDER SERVICING FEES
--------------------------------------------------------------------------------
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares for these services. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.20% of the average daily net assets of the Service Class shares of the Treasury Plus Institutional Money Market Fund.
   The shareholder servicing fees paid on behalf of the Funds for the period ended March 31, 2000 were as follows:

    Fund                                                Service Class
    CASH INVESTMENT MONEY MARKET FUND                    $8,782,975

    NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND     1,099,922

    TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND         3,181,836

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. Prior to November 8, 1999, the Trust entered into a contract on behalf of the Treasury Plus Institutional Money Market Fund with WFB, whereby WFB was responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB was entitled to a monthly base fee from the Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
   The Trust has entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 8, 1999, the Cash Investment Money Market and National Tax-Free Institutional Money Market Funds had Norwest serve as the custodian. For its custody services, Norwest was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, 0.015% of the next $100 million of each Fund's average daily net assets, and 0.01% of each Fund's average daily net assets in excess of $200 million. No custody fee was directly payable by a Fund to the extent the Fund was invested in a Portfolio of Core Trust. Prior to November 8, 1999 the Treasury Plus Institutional Money Market Fund had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of the Fund. Prior to June 4, 1999 WFB performed the above services for the Treasury Plus Institutional Money Market Fund for the same fees.
   Certain officers of the Trust are also officers of Stephens. As of March 31, 2000, Stephens owned 27 shares of the Cash Investment Money Market Fund, 166 shares of the National Tax-Free Institutional Money Market Fund, and 0 shares of the Treasury Plus Institutional Money Market Fund.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

9. WAIVED FEES AND REIMBURSED EXPENSES
--------------------------------------------------------------------------------
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2000, were waived by WFB or FAdS. Fee waivers are contractual and apply for one year from the November 5, 1999 closing date of the reorganization. After this time, the Advisor, with Board approval, may reduce or eliminate such waivers.

                                    Fees Waived by  Expenses Reimbursed  Fees Waived by
    Fund                                 FAdS           by Stephens           WFB        Total Fees Waived
    CASH INVESTMENT MONEY MARKET
      FUND                             $989,254             $0             $2,800,865       $3,790,119

    NATIONAL TAX-FREE
      INSTITUTIONAL MONEY MARKET
      FUND                              590,744              0                533,502        1,124,246

    TREASURY PLUS INSTITUTIONAL
      MONEY MARKET FUND                       0              0              3,315,845        3,315,845

MONEY MARKET FUNDS                                  INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE INSTITUTIONAL CLASS SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST:

    We have audited the accompanying statements of assets and liabilities of Cash Investment Money Market, National Tax-Free Institutional Money Market and Treasury Plus Institutional Money Market (three of the funds comprising Wells Fargo Funds Trust), including the Portfolios of Investments as of March 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

  San Francisco, California
  May 12, 2000

TAX INFORMATION (UNAUDITED)                                   MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    For federal income tax purposes, the National Tax-Free Institutional Money Market Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code for the period November 6, 1999 to March 31, 2000 (its first tax year after the reorganization).
   For California income tax purposes, the Treasury Plus Institutional Money Market Fund designates 58% of the distributions paid from net investment income as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code for the period November 6, 1999 to
  March 31, 2000 (its first tax year after the reorganization).

CORE PORTFOLIOS                                         STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

   The Cash Investment Money Market and Prime Investment Money Market Funds invested in the Money Market and Prime Money Market Core Portfolios (the Portfolios) prior to November 5, 1999. The financial statements of the Portfolios for the periods ended November 5, 1999 are presented to provide information regarding the Portfolios' operating results prior to their liquidation on November 5, 1999.

                                                  MONEY MARKET PORTFOLIO             PRIME MONEY MARKET PORTFOLIO
                                            ----------------------------------    ----------------------------------
                                                      FOR THE          FOR THE              FOR THE          FOR THE
                                                 PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                             NOVEMBER 5, 1999     MAY 31, 1999     NOVEMBER 5, 1999     MAY 31, 1999
--------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST..............................       $67,872,507       $150,826,716        $92,129,408       $197,103,552
                                               -----------       ------------        -----------       ------------
TOTAL INVESTMENT INCOME.................        67,872,507        150,826,716         92,129,408        197,103,552
                                               -----------       ------------        -----------       ------------

EXPENSES
  ADVISORY..............................         1,718,053          3,761,486          5,733,823         12,130,849
  ADMINISTRATION........................           642,996          1,400,619            868,587          1,832,945
  CUSTODY...............................           135,156            295,124            180,275            381,589
  ACCOUNTING............................            33,267             86,500             36,952             87,500
  LEGAL.................................             1,430             11,509              1,880             14,498
  AUDIT.................................                 0             21,591                  0             23,734
  DIRECTORS' FEES.......................                 0              5,246                  0              6,869
  AMORTIZATION OF ORGANIZATION COSTS....             1,265              3,036              1,265              3,036
  OTHER.................................            12,244             15,287             16,650             40,106
                                               -----------       ------------        -----------       ------------
TOTAL EXPENSES..........................         2,544,411          5,600,398          6,839,432         14,521,126
                                               -----------       ------------        -----------       ------------
LESS
  WAIVED FEES AND REIMBURSED EXPENSES...        (1,075,334)        (2,360,589)              (427)            (1,419)
  NET EXPENSES..........................         1,469,077          3,239,809          6,839,005         14,519,707
                                               -----------       ------------        -----------       ------------
NET INVESTMENT INCOME...................        66,403,430        147,586,907         85,290,403        182,583,845
                                               -----------       ------------        -----------       ------------
NET REALIZED GAIN FROM INVESTMENTS......           (44,590)            27,280            (29,215)            36,033
                                               -----------       ------------        -----------       ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................       $66,358,840       $147,614,187        $85,261,188       $182,619,878
                                               -----------       ------------        -----------       ------------
                                               -----------       ------------        -----------       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                     MONEY MARKET PORTFOLIO
                                  -------------------------------------------------------------
                                                FOR THE            FOR THE              FOR THE
                                           PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                   NOVEMBER 5, 1999 (1)       MAY 31, 1999     MAY 31, 1998 (2)
-----------------------------------------------------------------------------------------------
BEGINNING NET ASSETS..........       $ 2,767,879,934       $ 2,372,368,662     $             0
OPERATIONS:
  NET INVESTMENT INCOME.......            66,403,430           147,586,907          95,111,701
  NET REALIZED LOSS FROM
    INVESTMENTS...............               (44,590)               27,280             (21,885)
                                     ---------------       ---------------     ---------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...            66,358,840           147,614,187          95,089,816
                                     ---------------       ---------------     ---------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS
  CONTRIBUTIONS...............         1,701,401,824         3,728,647,352       4,410,026,378
  WITHDRAWALS.................        (1,476,602,545)       (3,480,750,267)     (2,132,747,532)
  LIQUIDATING DISTRIBUTIONS...        (3,059,038,053)
                                     ---------------       ---------------     ---------------
NET INCREASE (DECREASE) FROM
  TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS........        (2,834,238,774)          247,897,085       2,277,278,846
                                     ---------------       ---------------     ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS......................        (2,767,879,934)          395,511,272       2,372,368,662
                                     ---------------       ---------------     ---------------
ENDING NET ASSETS.............       $             0       $ 2,767,879,934       2,372,368,662
                                     ---------------       ---------------     ---------------
                                     ---------------       ---------------     ---------------

(1)  THE PORTFOLIOS CEASED OPERATIONS ON NOVEMBER 5, 1999
(2)  THESE PORTFOLIOS COMMENCED OPERATIONS AUGUST 27, 1997
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  PRIME MONEY MARKET PORTFOLIO
                                  -------------------------------------------------------------
                                                FOR THE            FOR THE              FOR THE
                                           PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                   NOVEMBER 5, 1999 (1)       MAY 31, 1999     MAY 31, 1998 (2)
-----------------------------------------------------------------------------------------------
BEGINNING NET ASSETS..........         3,765,002,688       $ 3,138,751,991     $             0
OPERATIONS:
  NET INVESTMENT INCOME.......            85,290,403           182,583,845         117,637,986
  NET REALIZED LOSS FROM
    INVESTMENTS...............               (29,215)               36,033             (42,987)
                                     ---------------       ---------------     ---------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...            85,261,188           182,619,878         117,594,999
                                     ---------------       ---------------     ---------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS
  CONTRIBUTIONS...............         2,104,831,490         4,309,002,882       5,373,694,156
  WITHDRAWALS.................        (1,842,939,761)       (3,865,372,063)     (2,352,537,164)
  LIQUIDATING DISTRIBUTIONS...        (4,112,155,605)
                                     ---------------       ---------------     ---------------
NET INCREASE (DECREASE) FROM
  TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS........        (3,850,263,876)          443,630,819       3,021,156,992
                                     ---------------       ---------------     ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS......................        (3,765,002,688)          626,250,697       3,138,751,991
                                     ---------------       ---------------     ---------------
ENDING NET ASSETS.............       $             0       $ 3,765,002,688       3,138,751,991
                                     ---------------       ---------------     ---------------
                                     ---------------       ---------------     ---------------

(1)  THE PORTFOLIOS CEASED OPERATIONS ON NOVEMBER 5, 1999
(2)  THESE PORTFOLIOS COMMENCED OPERATIONS AUGUST 27, 1997
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                             CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                          RATIO TO AVERAGE NET ASSETS
                                     --------------------------------------
                                     NET INVESTMENT       NET         GROSS
                                             INCOME  EXPENSES  EXPENSES (3)
---------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
JUNE 1, 1999 TO NOVEMBER 5,
  1999 (1)(2)......................           5.16%     0.12%         0.20%
JUNE 1, 1998 TO MAY 31, 1999.......           5.27%     0.12%         0.20%
AUGUST 23, 1997 (4) TO MAY 31,
  1998 (2).........................           5.64%     0.12%         0.21%

PRIME MONEY MARKET PORTFOLIO
JUNE 1, 1999 TO NOVEMBER 5,
  1999 (1)(2)......................           4.91%     0.40%         0.40%
JUNE 1, 1998 TO MAY 31, 1999.......           4.98%     0.40%         0.40%
AUGUST 23, 1997 (4) TO MAY 31,
  1998 (2).........................           5.36%     0.40%         0.40%

(1)  CEASED OPERATIONS
(2)  ANNUALIZED.
(3) DURING THE PERIOD, VARIOUS FEES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS
(4)  COMMENCEMENT OF OPERATIONS

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
   Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). Core Trust currently has twenty-one separate investment portfolios. These financial statements relate to Prime Money Market Portfolio and Money Market Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which was a diversified portfolio. The Portfolios commenced operations on August 23, 1997, and liquidated their assets and ceased operations at the close of business November 5, 1999, in connection with the reorganization of the Stagecoach and Norwest Advantage fund families. Interests in the Portfolios were sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
   These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:
   SECURITY VALUATION -- Securities held by the Portfolios were valued as of 4:00 PM, Eastern Time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium were valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.
   SECURITIES TRANSACTIONS AND INTEREST INCOME -- Investment transactions were accounted for on the trade date, interest income was recorded on an accrual basis, including the amortization of premium and the accretion of discount, and realized gain and loss on investments sold were recorded on the basis of identified cost.
   FEDERAL TAXES -- The Portfolios were not required to pay federal income taxes on their net investment income and net capital gain as they were treated as partnerships for federal income tax purposes. All interest and gain and loss of the Portfolios were deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios, regardless of whether such interest and gains were distributed by the Portfolios.
   ORGANIZATION COSTS -- The costs incurred by each Portfolio in connection with its organization were capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolios' operations.
   REPURCHASE AGREEMENTS -- Each Portfolio could have invested in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value was required to exceed the repurchase price.

3. ADVISORY FEES
--------------------------------------------------------------------------------
   INVESTMENT ADVISER -- The investment adviser of each Portfolio was Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser received an advisory fee from Core Trust with respect to Prime Money Market Portfolio and Money Market Portfolio at annual rates of 0.40% and 0.20%, respectively, of the average daily net assets for the first $300 million of average daily net assets of each Portfolio, declining to 0.32% and 0.12%, respectively, of the average daily net assets of each Portfolio in excess of $700 million.

4. OTHER FEES AND TRANSACTION WITH AFFILIATES
--------------------------------------------------------------------------------
   ADMINISTRATION AND OTHER SERVICE PROVIDERS -- The administrator to Core Trust was Forum Administrative Services, LLC ("FAdS"). FAdS received an administration fee of 0.05% of the average daily net assets of each Portfolio.
   Norwest also served as the custodian for the Portfolios and received a fee of 0.02% of the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of each Portfolio's average daily net assets in excess of $200 million.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

   Forum Financial Services, Inc. acted as Core Trust's placement agent but received no compensation for its services.
   Forum Accounting Services, LLC provided portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
--------------------------------------------------------------------------------
   For the period ended November 5, 1999, the Adviser voluntarily waived a portion of its advisory fees and FAdS voluntarily waived a portion of its administration fees for Money Market Portfolio in the amounts of $432,338, and $642,996, respectively. The Adviser and FAdS, at their discretion, may revise or discontinue the voluntary fee waivers at any time.

MONEY MARKET FUND                                   INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND PARTNERS
CORE TRUST (DELAWARE)

    We have audited the accompanying financial statements of Prime Money Market Portfolio and Money Market Portfolio (two portfolios of Core Trust (Delaware)) (collectively, the "Portfolios"), including the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, for each of the aforementioned Portfolios of Core Trust (Delaware), the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP
  San Francisco, California
  May 12, 2000

LIST OF ABBREVIATIONS                                               INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                            --    ASSOCIATION OF BAY AREA GOVERNMENTS
ADR                             --    AMERICAN DEPOSITORY RECEIPTS
AMBAC                           --    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT                             --    ALTERNATIVE MINIMUM TAX
ARM                             --    ADJUSTABLE RATE MORTGAGES
BART                            --    BAY AREA RAPID TRANSIT
CDA                             --    COMMUNITY DEVELOPMENT AUTHORITY
CDSC                            --    CONTINGENT DEFERRED SALES CHARGE
CGIC                            --    CAPITAL GUARANTY INSURANCE COMPANY
CGY                             --    CAPITAL GUARANTY CORPORATION
CMT                             --    CONSTANT MATURITY TREASURY
COFI                            --    COST OF FUNDS INDEX
CONNIE LEE                      --    CONNIE LEE INSURANCE COMPANY
COP                             --    CERTIFICATE OF PARTICIPATION
CP                              --    COMMERCIAL PAPER
CTF                             --    COMMON TRUST FUND
DW&P                            --    DEPARTMENT OF WATER & POWER
DWR                             --    DEPARTMENT OF WATER RESOURCES
EDFA                            --    EDUCATION FINANCE AUTHORITY
FGIC                            --    FINANCIAL GUARANTY INSURANCE CORPORATION
FHA                             --    FEDERAL HOUSING AUTHORITY
FHLB                            --    FEDERAL HOME LOAN BANK
FHLMC                           --    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA                            --    FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN                             --    FLOATING RATE NOTES
FSA                             --    FINANCIAL SECURITY ASSURANCE, INC
GNMA                            --    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO                              --    GENERAL OBLIGATION
HFA                             --    HOUSING FINANCE AUTHORITY
HFFA                            --    HEALTH FACILITIES FINANCING AUTHORITY
IDA                             --    INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR                           --    LONDON INTERBANK OFFERED RATE
LLC                             --    LIMITED LIABILITY CORPORATION
LOC                             --    LETTER OF CREDIT
LP                              --    LIMITED PARTNERSHIP
MBIA                            --    MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR                            --    MULTI-FAMILY HOUSING REVENUE
MUD                             --    MUNICIPAL UTILITY DISTRICT
MTN                             --    MEDIUM TERM NOTE
PCFA                            --    POLLUTION CONTROL FINANCE AUTHORITY
PCR                             --    POLLUTION CONTROL REVENUE
PFA                             --    PUBLIC FINANCE AUTHORITY
PLC                             --    PRIVATE PLACEMENT
PSFG                            --    PUBLIC SCHOOL FUND GUARANTY
RAW                             --    REVENUE ANTICIPATION WARRANTS
RDA                             --    REDEVELOPMENT AUTHORITY
RDFA                            --    REDEVELOPMENT FINANCE AUTHORITY
R&D                             --    RESEARCH & DEVELOPMENT
SFMR                            --    SINGLE FAMILY MORTGAGE REVENUE
STEERS                          --    STRUCTURED ENHANCED RETURN TRUST
TBA                             --    TO BE ANNOUNCED
TRAN                            --    TAX REVENUE ANTICIPATION NOTES
USD                             --    UNIFIED SCHOOL DISTRICT
V/R                             --    VARIABLE RATE
WEBS                            --    WORLD EQUITY BENCHMARK SHARES

Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.






DATED MATERIAL
PLEASE EXPEDITE


WELLS
FARGO

FUNDS

P.O. Box 8266
Boston, MA 02266-8266











                                                                  AR005 (5/00)